UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(513)-520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

CrossingBridge Low Duration High Income Fund
Institutional Class | CBLDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of  October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780. This report describes changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year, the Fund gained 8.51% on its Institutional Class shares while the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 11.82%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 8.37% and the ICE BofA 0-3 Year U.S. Treasury Index gained 6.40%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11.57% over the same period.
Monthly investment results for the fiscal year ranged from 0.13% in June 2024 to 1.17% in December 2023. The Fund generated positive returns all twelve months during the fiscal year. The median monthly return for the period was 0.73% with an annualized standard deviation of 2.79%.
The Fund had positive contributions from interest income and had realized and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 7.30%. The Fund’s subsidized 30-day SEC yield was 7.77% and unsubsidized 30-day SEC yield was 7.77%. The total return for the fiscal year was positive. The Fund’s NAV increased from $9.66 on September 30, 2023 to $9.75 on September 30, 2024, this was offset by the Fund distributing $0.71 in income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 31.6% in Short Term Securities, 4.6% in Event Driven, 16.9% in Interest Rate Sensitive, 34.9% in Core Value, 4.8% in Credit Opportunities, with the remaining 7.2% in cash and cash equivalents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shared noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CrossingBridge Low Duration High Income Fund	PAGE 1	TSR-AR-89834G604

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2018)
Institutional Class	8.51	5.16	4.57
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.67
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index	11.82	5.34	5.06
ICE BofA 0-3 Year U.S. Treasury Index	6.40	1.78	2.02
ICE BofA 1-3 Year U.S. Corporate Bond Index	8.37	2.29	2.66
Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,036,014,423
Number of Holdings	135
Net Advisory Fee	$5,145,427
Portfolio Turnover	124.47%
Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for  recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers
First American Treasury Obligations Fund	4.5%
Connect Finco SARL	3.4%
BX Trust	3.4%
AbbVie, Inc.	2.7%
Ford Motor Credit Co. LLC	2.6%
Jabil, Inc.	2.2%
Infrabuild Australia Pty Ltd.	2.2%
Forum Energy Technologies, Inc.	2.2%
Sizzling Platter LLC	2.2%
TPC Group, Inc.	2.0%

Security Type
Corporate Bonds	57.0%
Bank Loans	10.0%
Commercial Paper	9.4%
Mortgage-Backed Securities	4.9%
Asset-Backed Securities	4.6%
Money Market Funds	4.5%
Convertible Bonds	3.7%
Preferred Stocks	1.0%
Special Purpose Acquisition Companies (SPACs)	0.4%
Other	4.5%
How has the Fund changed?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus.
CrossingBridge Low Duration High Income Fund	PAGE 2	TSR-AR-89834G604

Effective October 18, 2024, the Fund changed its name from the CrossingBridge Low Duration High Yield Fund to the CrossingBridge Low Duration High Income Fund. In connection with the name change, the Fund incorporated into its principal investment strategies a revised investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in portfolio of income producing fixed income securities. The Fund made additional changes to its principal investment strategies with respect to the types of fixed income instruments the Fund may invest in under its 80% policy and the target duration of the Fund’s fixed income portfolio.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above  or visit https://www.crossingbridgefunds.com/low-duration-high-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Low Duration High Income Fund	PAGE 3	TSR-AR-89834G604

CrossingBridge Responsible Credit Fund
Institutional Class | CBRDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the CrossingBridge Responsible Credit Fund (the “Fund”) for the period of  October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund gained 7.74% on its Institutional Class shares while the ICE BofA U.S. High Yield Total Return Index gained 15.66%, the ICE BofA U.S. Corporate Bond Index gained 14.13% and the ICE BofA 3-7 Year U.S. Treasury Index gained 9.07%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11.57% over the same period.
Monthly investment results for the fiscal year ranged from -0.50% in June 2024 to 1.70% in December 2023. The Fund generated positive returns for eleven out of the twelve months during the fiscal year. The median monthly return for the fiscal year was 0.62% with an annualized standard deviation of 2.69%.
The Fund had positive contributions from interest income and had realized capital gains and unrealized losses during the period. 100% of the income was distributed for a 1-year dividend yield of 7.89%. The Fund’s subsidized 30-day SEC yield was 8.14% and unsubsidized 30-day SEC yield was 7.48%. The total return for the period was positive. Although the Fund’s NAV decreased from $9.36 on September 30, 2023 to $9.33 on September 30, 2024, that decrease was more than offset as the Fund distributed $0.74 in income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 16.96% in Short Term Securities, 7.18% in Event Driven, 25.84% in Interest Rate Sensitive, 38.17% in Core Value, 4.62% in Credit Opportunities, with the remaining 7.23% in cash and cash equivalents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shared noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CrossingBridge Responsible Credit Fund	PAGE 1	TSR-AR-89834G810

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Institutional Class	7.74	4.93
Bloomberg U.S. Aggregate Bond Index	11.57	-1.27
ICE BofA U.S. High Yield Total Return Index	15.66	3.14
ICE BofA U.S. Corporate Bond Index	14.13	-0.92
ICE BofA 3-7 Year U.S. Treasury Index	9.07	-0.62
Visit https://www.crossingbridgefunds.com/responsible-credit-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$40,698,309
Number of Holdings	67
Net Advisory Fee	$18,314
Portfolio Turnover	151.44%
Visit https://www.crossingbridgefunds.com/responsible-credit-fund for  recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers
Forum Energy Technologies, Inc.	4.5%
First American Treasury Obligations Fund	4.3%
Uber Technologies, Inc.	3.7%
Ford Motor Credit Co. LLC	2.9%
Chobani LLC	2.9%
Connect Finco SARL	2.9%
Novedo Holding AB	2.8%
General Motors Financial Co., Inc.	2.7%
Expedia Group, Inc.	2.6%
Icahn Enterprises LP	2.6%

Security Type
Corporate Bonds	51.7%
Bank Loans	23.3%
Commercial Paper	10.3%
Money Market Funds	5.9%
Convertible Bonds	2.3%
Asset-Backed Securities	2.1%
Preferred Stocks	1.1%
Common Stocks	0.5%
Real Estate Investment Trusts	0.4%
Other	2.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above  or visit https://www.crossingbridgefunds.com/responsible-credit-fund.
CrossingBridge Responsible Credit Fund	PAGE 2	TSR-AR-89834G810

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Responsible Credit Fund	PAGE 3	TSR-AR-89834G810

CrossingBridge Ultra-Short Duration Fund
Institutional Class | CBUDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration Fund (the “Fund”) for the period of  October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund gained 6.23% on its Institutional Class shares while the ICE BofA 0-1 Year U.S. Corporate Bond Index gained 6.33%, the ICE BofA 0-1 Year U.S. Treasury Index gained 5.65% and the ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index gained 7.35%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11/57% over the same period.
Monthly investment results for the fiscal year ranged from 0.27% in June 2024 to 0.81% in November 2023. The Fund generated positive returns for all twelve months during the fiscal year. The median monthly return for the fiscal year was 0.51% with an annualized standard deviation of 0.84%.
The Fund had positive contributions from interest income and had realized gains and unrealized losses during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 5.74%. The Fund’s subsidized 30-day SEC yield was 5.80% and unsubsidized 30-day SEC yield was 5.76%. The total return for the fiscal year was positive. The Fund’s NAV increased from $9.91 on September 30, 2023 to $9.94 on September 30, 2024. The Fund distributed $0.57 of income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 47.8% in Short Term Securities, 6.8% in Event Driven, 12.9% in Interest Rate Sensitive, 26.0% in Core Value, 1.9% in Credit Opportunities, with the remaining 4.6% in cash and cash equivalents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shared noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CrossingBridge Ultra-Short Duration Fund	PAGE 1	TSR-AR-89834G828

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Institutional Class	6.23	3.93
Bloomberg U.S. Aggregate Bond Index	11.57	-1.27
ICE BofA 0-1 Year U.S. Corporate Bond Index	6.33	3.14
ICE BofA 0-1 Year U.S. Treasury Index	5.65	2.99
ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index	7.35	2.53
Visit https://www.crossingbridgefunds.com/ultra-short-duration-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$169,216,727
Number of Holdings	82
Net Advisory Fee	$646,681
Portfolio Turnover	154.21%
Visit https://www.crossingbridgefunds.com/ultra-short-duration-fund for  recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers
BX Trust	5.8%
Carlisle Cos., Inc.	2.9%
Hewlett Packard Enterprise Co.	2.7%
Clear Channel International	2.6%
Qorvo, Inc.	2.6%
Uber Technologies, Inc.	2.5%
Zimmer Biomet Holdings, Inc.	2.5%
Sonoco Products Co.	2.5%
Connect Finco SARL	2.5%
First American Treasury Obligations Fund	2.5%

Security Type
Corporate Bonds	65.9%
Mortgage-Backed Securities	8.7%
Bank Loans	5.3%
Commercial Paper	4.8%
Asset-Backed Securities	4.6%
Municipal Bonds	2.5%
Money Market Funds	2.5%
Convertible Bonds	2.2%
Warrants	0.0%
Other	3.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above  or visit https://www.crossingbridgefunds.com/ultra-short-duration-fund.
CrossingBridge Ultra-Short Duration Fund	PAGE 2	TSR-AR-89834G828

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Ultra-Short Duration Fund	PAGE 3	TSR-AR-89834G828

CrossingBridge Pre-Merger SPAC ETF
SPC (Principal U.S. Listing Exchange: NASDAQ Stock Market, LLC)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the CrossingBridge Pre-Merger SPAC ETF (the “Fund”) for the period of  October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.crossingbridgefunds.com/spac-etf. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CrossingBridge Pre-Merger SPAC ETF	$89	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund had a NAV return of 4.54% and a market return of 4.40%. The Fund’s market return of 4.40% underperformed the ICE BofA 0-3 Year U.S. Treasury Index’s gain of 6.40% for the fiscal year, however, the Fund has outperformed the Index by 2.69% per year (annualized) since inception. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad-based securities market index, gained 11/57% during the fiscal year. The Fund had realized and unrealized gains during the fiscal year. The total return for the period was positive. Although the share price decreased from $20.72 on September 30, 2023 to $21.54 on September 30, 2024 and the NAV decreased from $21.69 to $21.54 for the fiscal year, this was more than offset by the distribution of $0.79 of income during the fiscal year.
Special Purpose Acquisition Companies (SPACs) behave like floating rate fixed income securities due to their IPO proceeds being placed in a trust account typically invested in ultra-short term U.S. government securities for the benefit of SPAC shareholders. As both short-term & longer-term U.S. Treasury rates fell over the fiscal year, pre-merger SPACs lagged both the short-term ICE BofA 0-3 Year U.S. Treasury Index, which is comprised of fixed rate Treasury securities with a slightly longer duration than the Fund, and the Bloomberg U.S. Aggregate Bond Index, which would be expected as the Bloomberg U.S. Aggregate Bond Index would benefit from having a significantly longer duration than the Fund. In addition, in this part of the cycle comprised of tight spreads and falling short-term Treasury rates, new deals have been being priced with less attractive terms then we have seen over the past few years.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including the management fee and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CrossingBridge Pre-Merger SPAC ETF	PAGE 1	TSR-AR-89834G778

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/20/2021)
CrossingBridge Pre-Merger SPAC ETF NAV	4.54	4.63
Bloomberg U.S. Aggregate Bond Index	11.57	-1.72
ICE BofA 0-3 Year U.S. Treasury Index	6.40	1.93
Visit https://www.crossingbridgefunds.com/spac-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$68,932,710
Number of Holdings	51
Net Advisory Fee	$559,345
Portfolio Turnover	92.91%
Visit https://www.crossingbridgefunds.com/spac-etf for  recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers
Cartesian Growth Corp. II	5.2%
ESH Acquisition Corp.	5.1%
Iron Horse Acquisitions Corp.	4.8%
Bowen Acquisition Corp.	4.7%
IB Acquisition Corp.	4.6%
AlphaVest Acquisition Corp.	4.5%
Slam Corp.	4.4%
Oak Woods Acquisition Corp.	4.0%
Keen Vision Acquisition Corp.	4.0%
Nabors Energy Transition Corp. II	3.7%

Security Type
Special Purpose Acquisition Companies (SPACs)	96.8%
Money Market Funds	1.5%
Commercial Paper	1.4%
Rights	0.2%
Warrants	0.1%
Other	0.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above  or visit https://www.crossingbridgefunds.com/spac-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Pre-Merger SPAC ETF	PAGE 2	TSR-AR-89834G778

Riverpark Strategic Income Fund
Retail Class | RSIVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of  October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$135	1.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund gained 9.48% on its Retail Class shares while the ICE BofA U.S. High Yield Total Return  Index gained 15.66%, the ICE BofA U.S. Corporate Bond Index gained 14.13% and the ICE BofA 3-7 Year U.S. Treasury Index gained 9.07%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11.57% over the same period.
Monthly investment results for the fiscal year for the Retail Class shares ranged from 0.15% in April 2024 to 1.50% in December 2023. The Retail Class shares generated positive returns all twelve months during the fiscal year. For the Retail Class shares, the median monthly return for the fiscal year was 0.76% with an annualized standard deviation of 5.03%.
The Fund had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 7.36% for Retail Class shares. For the Retail Class shares, the subsidized 30-day SEC yield was 7.81% and unsubsidized 30-day SEC yield was 7.81%. For the Retail Class shares, the total return for the fiscal year was positive. The Retail Class shares NAV increased from $8.56 on September 30, 2023 to $8.71 on September 30, 2024, while also distributing $0.63 in income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 13.8% in Short Term Securities, 25.9% in Buy & Hold (“Money Good”), 6.2% in Priority Based (“Above the Fray”), 8.7% in (“Off the Beaten Path”), 27.0% in Interest Rate Resets (Floating Rate Debt, Cushion Bonds), 6.6% in Asset Backed Securities (ABS), 2.1% in Stressed, 1.2% in Distressed, 0.3% in Equity, -1.9% in Hedges, with the remaining 10.1% in cash and cash equivalents.
Terms used such as “Money Good”, “Off the Beaten Path”, and “Above the Fray” are internal terms used by the Adviser to categorize certain investments.” Money Good are securities that CrossingBridge believes hold limited credit risk and provide above market yields. Off the Beaten Path are securities that may be smaller issues, not widely followed issuers, or less liquid. Above the Fray are securities of issuers experiencing industry and/or credit stress, with restructuring a distinct longer-term possibility.
Riverpark Strategic Income Fund	PAGE 1	TSR-AR-89834G661

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class	9.48	5.34	3.97
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Total Return Index	15.66	4.55	4.95
ICE BofA 3-7 Year U.S. Treasury Index	9.07	0.64	1.61
ICE BofA U.S. Corporate Bond Index	14.13	1.29	2.96
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$503,670,897
Number of Holdings	127
Net Advisory Fee	$2,713,125
Portfolio Turnover	116.98%
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for  recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers
First American Treasury Obligations Fund	4.4%
Connect Finco SARL	3.7%
Ford Motor Credit Co. LLC	2.6%
Forum Energy Technologies, Inc.	2.6%
First American Government Obligations Fund	2.5%
Bell Telephone Company of Canada	2.4%
United States Treasury Note/Bond	2.4%
Mangrove Luxco III Sarl	2.3%
Icahn Enterprises LP	2.2%
Expedia Group, Inc.	2.2%

Security Type
Corporate Bonds	46.7%
Bank Loans	19.6%
Commercial Paper	7.1%
Money Market Funds	6.8%
Mortgage-Backed Securities	5.1%
Convertible Bonds	4.6%
U.S. Treasury Securities	3.6%
Asset-Backed Securities	1.5%
Common Stocks	1.5%
Other	3.5%
Riverpark Strategic Income Fund	PAGE 2	TSR-AR-89834G661

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above  or visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Riverpark Strategic Income Fund	PAGE 3	TSR-AR-89834G661

Riverpark Strategic Income Fund
Institutional Class | RSIIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of  October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund gained 9.76% on its Institutional Class shares while the ICE BofA U.S. High Yield Total Return  Index gained 15.66%, the ICE BofA U.S. Corporate Bond Index gained 14.13% and the ICE BofA 3-7 Year U.S. Treasury Index gained 9.07%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11.57% over the same period.
Monthly investment results for the fiscal year for the Institutional Class shares ranged from 0.17% in April 2024 to 1.52% in December 2023. The Institutional Class shares generated positive returns all twelve months during the fiscal year. For the Institutional Class shares, the median monthly return for the fiscal year was 0.79% with an annualized standard deviation of 5.03%.
The Fund had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 7.85% for the Institutional Class shares. For the Institutional Class shares, the subsidized 30-day SEC yield was 8.06% and unsubsidized 30-day SEC yield was 8.06%. For the Institutional Class shares, the total return for the fiscal year was positive. The Institutional Class shares NAV increased from $8.54 on September 30, 2023 to $8.67 on September 30, 2024, while also distributing $0.67 in income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 13.8% in Short Term Securities, 25.9% in Buy & Hold (“Money Good”), 6.2% in Priority Based (“Above the Fray”), 8.7% in (“Off the Beaten Path”), 27.0% in Interest Rate Resets (Floating Rate Debt, Cushion Bonds), 6.6% in Asset Backed Securities (ABS), 2.1% in Stressed, 1.2% in Distressed, 0.3% in Equity, -1.9% in Hedges, with the remaining 10.1% in cash and cash equivalents.
Terms used such as “Money Good”, “Off the Beaten Path”, and “Above the Fray” are internal terms used by the Adviser to categorize certain investments.” Money Good are securities that CrossingBridge believes hold limited credit risk and provide above market yields. Off the Beaten Path are securities that may be smaller issues, not widely followed issuers, or
Riverpark Strategic Income Fund	PAGE 1	TSR-AR-89834G679

less liquid. Above the Fray are securities of issuers experiencing industry and/or credit stress, with restructuring a distinct longer-term possibility.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shared noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	9.76	5.55	4.22
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Total Return Index	15.66	4.55	4.95
ICE BofA 3-7 Year U.S. Treasury Index	9.07	0.64	1.61
ICE BofA U.S. Corporate Bond Index	14.13	1.29	2.96
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$503,670,897
Number of Holdings	127
Net Advisory Fee	$2,713,125
Portfolio Turnover	116.98%
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for  recent performance information.
Riverpark Strategic Income Fund	PAGE 2	TSR-AR-89834G679

WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers
First American Treasury Obligations Fund	4.4%
Connect Finco SARL	3.7%
Ford Motor Credit Co. LLC	2.6%
Forum Energy Technologies, Inc.	2.6%
First American Government Obligations Fund	2.5%
Bell Telephone Company of Canada	2.4%
United States Treasury Note/Bond	2.4%
Mangrove Luxco III Sarl	2.3%
Icahn Enterprises LP	2.2%
Expedia Group, Inc.	2.2%

Security Type
Corporate Bonds	46.7%
Bank Loans	19.6%
Commercial Paper	7.1%
Money Market Funds	6.8%
Mortgage-Backed Securities	5.1%
Convertible Bonds	4.6%
U.S. Treasury Securities	3.6%
Asset-Backed Securities	1.5%
Common Stocks	1.5%
Other	3.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above  or visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Riverpark Strategic Income Fund	PAGE 3	TSR-AR-89834G679

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on December 10, 2018.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$125,800	$121,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$17,500	$27,950
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/302024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$ 0	$ 0
Registrant’s Investment Adviser	$ 0	$ 0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CrossingBridge FUNDS
CrossingBridge Low Duration High Income Fund
(formerly known as the CrossingBridge Low Duration High Yield Fund)
Institutional Class (CBLDX)
CrossingBridge Responsible Credit Fund
Institutional Class (CBRDX)
CrossingBridge Ultra-Short Duration Fund
Institutional Class (CBUDX)
CrossingBridge Pre-Merger SPAC ETF
(SPC)
RiverPark Strategic Income Fund
Institutional Class (RSIIX)
Retail Class (RSIVX)
Core Financial Statements
September 30, 2024

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2024

		Par	Value
CORPORATE BONDS - 57.0%
Accommodation and Food Services - 2.2%
Sizzling Platter LLC, 8.50%, 11/28/2025(a)		$22,181,000	$22,339,727
Administrative and Support and Waste Management and Remediation Services - 1.5%
Equifax, Inc., 2.60%, 12/01/2024		14,285,000	14,220,950
TWMA Group Ltd., 13.00%, 02/08/2027		1,419,000	1,460,306
			15,681,256
Construction - 0.4%
Five Point Operating Co. LP, 10.50%, 01/15/2028(a)(b)		4,397,361	4,502,937
Consumer Discretionary -0.8%
Aider Konsern AS, 8.87% (Norway Interbank Offered Rate Fixing 3 Month + 4.15%), 09/05/2028	NOK	35,550,000	3,410,835
Gaming Innovation Group PLC, 10.74% (3 mo. EURIBOR + 7.25%), 12/18/2026	EUR	4,450,000	5,176,435
			8,587,270
Finance and Insurance - 8.6%
Bank of America Corp., 6.50% to 10/23/2024 then 3 mo. Term SOFR + 4.44%, Perpetual		9,386,000	9,390,113
BGC Group, Inc., 3.75%, 10/01/2024		6,515,000	6,515,000
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024		27,202,000	27,171,632
General Motors Financial Co., Inc.
1.20%, 10/15/2024		9,850,000	9,834,071
3.50%, 11/07/2024		2,294,000	2,290,378
Goldcup 100865 AB, 9.23% (3 Month Stockholm Interbank Offered Rates + 5.50%), 07/11/2028	SEK	15,000,000	1,490,649
Icahn Enterprises LP
6.25%, 05/15/2026		3,676,000	3,650,461
5.25%, 05/15/2027		11,098,000	10,644,388
Novedo Holding AB
9.89% (3 Month Stockholm Interbank Offered Rates + 6.50%), 11/26/2024	SEK	26,250,000	2,599,838

		Par	Value
10.23% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	$56,250,000	$5,621,760
Qflow Group AB, 8.67% (3 Month Stockholm Interbank Offered Rates + 5.50%), 09/25/2028	SEK	17,500,000	1,740,109
Stockwik Forvaltning AB, 11.25% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	65,000,000	6,480,255
Storskogen Group AB, 6.33% (3 Month Stockholm Interbank Offered Rates + 3.25%), 10/03/2028	SEK	11,250,000	1,107,736
			88,536,390
Health Care and Social Assistance - 0.9%
ADDvise Group AB, 9.27% (SOFR + 4.25%), 04/04/2027		2,000,000	2,028,228
Orexo AB, 9.66% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	71,250,000	7,172,989
			9,201,217
Industrials - 0.2%
Booster Precision Components GmbH, 12.52% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	1,977,000	2,200,701
Information - 11.9%
Azerion Group NV, 10.46% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	15,209,000	17,310,850
Cabonline Group Holding AB
14.00%, 03/19/2026	SEK	77,770,274	7,752,502
14.00%, 03/19/2026	SEK	21,879,529	2,197,433
Connect Finco SARL
6.75%, 10/01/2026(a)		29,479,000	29,479,000
9.00%, 09/15/2029(a)		6,220,000	6,029,570
Gaming Innovation Group PLC, 10.52% (3 Month Stockholm Interbank Offered Rates + 7.25%), 12/18/2026	SEK	30,625,000	3,148,950
Gannett Holdings LLC, 6.00%, 11/01/2026(a)		17,281,000	17,324,617
Go North Group AB
10.89% (3 Month SOFR + 5.76%, includes 10.89% PIK), 02/09/2026		7,400,691	6,586,615

The accompanying notes are an integral part of these financial statements.

1

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Information - (Continued)
Go North Group AB
15.00%, (includes 15.00% PIK) 02/09/2027		$3,216,065	$1,768,836
15.00% (includes 15.00% PIK), 02/09/2027	SEK	13,919,669	788,098
15.00% (includes 15.00% PIK), 02/02/2028(c)	SEK	5,474,131	0
Impala BondCo PLC, 12.00% (includes 12.00% PIK)	SEK	12,346,540	844,917
INNOVATE Corp., 8.50%, 02/01/2026(a)		1,474,000	1,178,396
Lithium Midco II Ltd., 10.10% (3 mo. EURIBOR + 6.75%), 07/09/2025	EUR	10,459,000	11,642,456
PayPal Holdings, Inc.
2.40%, 10/01/2024		895,000	895,000
1.65%, 06/01/2025		3,113,000	3,055,273
Warnermedia Holdings, Inc., 6.41%, 03/15/2026		12,913,000	12,920,722
			122,923,235
Manufacturing - 20.0%
AbbVie, Inc., 2.60%, 11/21/2024		27,616,000	27,525,666
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		17,145,000	17,145,000
Broadcom, Inc., 3.63%, 10/15/2024		12,849,000	12,837,168
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		17,087,000	12,869,793
Carlisle Cos., Inc., 3.50%, 12/01/2024		12,760,000	12,725,917
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024		7,322,000	7,325,229
Gilead Sciences, Inc., 3.65%, 03/01/2026		8,847,000	8,777,966
HMH Holding BV, 9.88%, 11/16/2026		14,906,000	15,458,139
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)		22,540,000	22,808,001
Jabil, Inc., 1.70%, 04/15/2026		3,353,000	3,212,835
Neptune Bidco AS, 11.50% (Norway Interbank Offered Rate Fixing 3 Month + 6.75%), 06/28/2028	NOK	55,000,000	5,211,813
Prosomnus Sleep Technologies, Inc., 8.00%, 12/31/2026(c)		6,751,408	5,080,434
Qorvo, Inc., 1.75%, 12/15/2024		2,633,000	2,612,692
Secop Group Holding GmbH, 11.75% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	2,561,000	2,900,671
Sherwin-Williams Co., 3.95%, 01/15/2026		8,847,000	8,791,357

	Par	Value
Sonoco Products Co., 1.80%, 02/01/2025	$11,273,000	$11,143,442
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	3,460,000	3,412,967
Tapestry, Inc.
7.05%, 11/27/2025	10,273,000	10,479,986
4.13%, 07/15/2027	111,000	109,255
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	17,018,000	16,922,647
		207,350,978
Mining, Quarrying, and Oil and Gas Extraction - 2.0%
CrownRock LP, 5.00%, 05/01/2029(a)	19,056,000	19,294,600
Mime Petroleum AS, 9.75%, 09/17/2026	1,125,264	1,097,132
Tacora Resources, Inc., 13.00%, (includes 13.00% PIK) 12/31/2024(a)(c)(i)	3,892,693	778,539
		21,170,271
Professional, Scientific, and Technical Services - 2.2%
Getty Images, Inc., 9.75%, 03/01/2027(a)	11,629,000	11,637,406
Infor, Inc., 1.75%, 07/15/2025(a)	5,057,000	4,911,568
Oracle Corp., 2.65%, 07/15/2026	6,640,000	6,455,811
		23,004,785
Real Estate and Rental and Leasing - 0.0%(d)
REX - Real Estate Exchange, Inc., 6.00%, 03/15/2025(a)	374,999	373,424
Retail Trade - 0.3%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	3,000,000	3,032,055
Transportation and Warehousing - 1.8%
Delta Air Lines, Inc., 2.90%, 10/28/2024	5,855,000	5,841,495
Uber Technologies, Inc.
8.00%, 11/01/2026(a)	8,067,000	8,084,788
7.50%, 09/15/2027(a)	4,425,000	4,518,235
		18,444,518
Wholesale Trade - 4.2%
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	17,512,000	17,532,892
TD SYNNEX Corp., 1.75%, 08/09/2026	5,186,000	4,928,392
TPC Group, Inc., 13.00%, 12/16/2027(a)	20,279,111	20,569,711
		43,030,995
TOTAL CORPORATE BONDS (Cost $595,134,990)		590,379,759

The accompanying notes are an integral part of these financial statements.

2

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
BANK LOANS - 10.0%
Construction - 0.1%
Lealand Finance (McDermott) First Lien, 7.96% (1 mo. Base Rate + 3.00%), 06/30/2027	$1,750,984	$941,154
Energy - 0.0%(d)
Lealand Finance Co. BV First Lien, 5.96% (1 mo. Base Rate + 1.00%), 12/31/2027	38,376	14,698
Information - 2.6%
Cengage Learning, Inc. First Lien, 9.54% (6 mo. Term SOFR + 4.75%), 07/14/2026	6,222,405	6,243,405
Clear Channel International First Lien, 7.50%, 08/15/2027	19,180,000	19,108,075
Lions Gate Capital Holdings LLC First Lien, 7.20% (1 mo. Term SOFR + 2.25%), 03/24/2025	1,949,401	1,951,224
		27,302,704
Manufacturing - 4.8%
Chobani LLC, 8.21% (1 mo. Term SOFR + 3.25%), 10/23/2027	2,455,243	2,465,064
Chobani LLC First Lien, 8.60% (1 mo. Term SOFR + 3.75%), 10/25/2027	5,955,000	5,980,309
Elevate Textiles, Inc., 13.98% (3 mo. Term SOFR + 8.65%), 09/30/2027	8,695,925	8,668,794
First Brands Group LLC First Lien, 10.51% (3 mo. Term SOFR + 5.00%), 03/30/2027	1,468,224	1,455,377
Forum Energy Technologies, Inc., 11.00%, 12/08/2026	22,722,082	21,813,199
K&N Parent, Inc.
12.96% (3 Month SOFR + 8.00%), 02/14/2027	7,952,655	7,912,892
8.21% (3 Month SOFR + 3.25%), 08/14/2027	1,861,151	1,470,309
		49,765,944
Professional, Scientific, and Technical Services - 0.3%
Getty Images, Inc. First Lien, 8.85% (3 mo. Term SOFR + 4.50%), 02/19/2026	3,024,345	3,013,019
Real Estate and Rental and Leasing - 0.9%
Micromont, 8.00%, 11/15/2026(c)	9,021,214	9,021,214

	Par	Value
Retail Trade - 0.3%
The Container Store, Inc., 9.87% (3 mo. Term SOFR + 4.75%), 01/31/2026	$4,885,172	$3,102,084
Utilities - 1.0%
Solaris Energy Infrastructure, 11.10%, 09/11/2029	10,351,000	10,131,041
TOTAL BANK LOANS (Cost $107,614,148)		103,291,858
MORTGAGE-BACKED SECURITIES - 4.9%
Finance and Insurance - 4.9%
BX Trust
Series 2021-SOAR, Class A, 5.88% (1 mo. Term SOFR + 0.78%), 06/15/2038(a)	1,884,986	1,874,093
Series 2021-SOAR, Class B, 6.08% (1 mo. Term SOFR + 0.98%), 06/15/2038(a)	6,080,177	6,030,687
Series 2021-VINO, Class A, 5.86% (1 mo. Term SOFR + 0.77%), 05/15/2038(a)	5,770,490	5,741,550
Series 2021-VOLT, Class B, 6.16% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)	6,110,000	6,057,107
Series 2021-VOLT, Class C, 6.31% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)	4,700,000	4,653,893
Series 2024-BIO, Class A, 6.74% (1 mo. Term SOFR + 1.64%), 02/15/2041(a)	4,170,000	4,156,319
Series 2024-KING, Class A, 6.64% (1 mo. Term SOFR + 1.54%), 05/15/2034(a)	4,075,000	4,080,218
Series 2024-KING, Class B, 6.84% (1 mo. Term SOFR + 1.74%), 05/15/2034(a)	2,710,000	2,697,445
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, 6.46% (1 mo. Term SOFR + 1.37%), 12/15/2037(a)	6,300,000	6,298,656
Series 2019-LIFE, Class B, 6.64% (1 mo. Term SOFR + 1.55%), 12/15/2037(a)	1,600,000	1,598,765

The accompanying notes are an integral part of these financial statements.

3

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Finance and Insurance - (Continued)
Series 2019-LIFE, Class D, 7.14% (1 mo. Term SOFR + 2.05%), 12/15/2037(a)	$5,143,000	$5,139,743
Life Mortgage Trust US, Series 2021-BMR, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 03/15/2038(a)	2,561,824	2,522,190
		50,850,666
TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,594,120)		50,850,666
ASSET-BACKED SECURITIES - 4.6%
Finance and Insurance - 2.8%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039(a)	2,087,894	2,127,356
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047(a)	21,296,328	18,945,013
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036(a)	4,548,636	3,743,278
RAM 2024-1 LLC, Series 2024-1, Class A, 6.67%, 02/15/2039(a)	3,646,346	3,683,216
		28,498,863
Transportation and Warehousing - 1.8%
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027(a)	1,265,122	1,264,909
Hawaiian Airlines 2013-1 Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026	18,250,221	17,830,575
		19,095,484
TOTAL ASSET-BACKED SECURITIES (Cost $47,266,396)		47,594,347
CONVERTIBLE BONDS - 3.7%
Information - 2.0%
BuzzFeed, Inc., 8.50%, 12/03/2026(a)	6,255,000	5,785,875
Chegg, Inc., 0.13%, 03/15/2025	9,693,000	9,305,281
Leafly Holdings, Inc., 8.00%, 01/31/2025(c)	7,245,000	6,158,250
		21,249,406
Manufacturing - 0.1%
Forum Energy Technologies, Inc., 9.00%, 08/04/2025	757,427	757,806

		Par	Value
Transportation and Warehousing - 1.6%
Delivery Hero SE
1.00%, 04/30/2026	EUR	$7,800,000	$8,146,435
1.00%, 01/23/2027	EUR	8,400,000	8,489,342
			16,635,777
TOTAL CONVERTIBLE BONDS (Cost $39,005,032)			38,642,989

	Shares	Value
PREFERRED STOCKS - 1.0%
Administrative and Support and Waste Management and Remediation Services - 1.0%
SWK Holdings Corp. 9.00%, 01/31/2027	412,897	10,508,229
TOTAL PREFERRED STOCKS (Cost $10,322,970)		10,508,229
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.4%
Berenson Acquisition Corp. Founder Shares(c)(e)	19,099	0
Cartesian Growth Corp. II - Class A(e)	165,000	1,890,900
Legato Merger Corp. III(e)	178,600	1,820,827
Plum Acquisition Corp. III Founder Shares(e)	9,341	573
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $3,650,993)		3,712,300
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Real Estate and Rental and Leasing - 0.3%
Gladstone Land Corp. Series D, 5.00%, 01/31/2026	119,309	2,923,070
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,755,523)		2,923,070

Par
MUNICIPAL BONDS - 0.2%
New York - 0.2%
New York State Dormitory Authority, 6.20%, 05/01/2035 (Obligor: Pace University)(f)	2,175,000	2,175,000

The accompanying notes are an integral part of these financial statements.

4

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
TOTAL MUNICIPAL BONDS (Cost $2,175,000)		$2,175,000

	Shares
COMMON STOCKS - 0.1%
Manufacturing - 0.1%
Diebold Nixdorf, Inc.(e)	0	0
K&N Parent, Inc.(e)	152,899	344,023
Prosomnus Equity(c)(e)(j)	996,799	1,200,744
		1,544,767
TOTAL COMMON STOCKS (Cost $1,057,918)		1,544,767

	Contracts	Value
WARRANTS - 0.0%(d)
Finance and Insurance - 0.0%(d)
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50(e)	89,300	15,623
Information - 0.0%(d)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50(e)	36,943	1,167
Mining, Quarrying, and Oil and Gas Extraction - 0.0%(d)
Tacora Resources, Inc., Expires 05/11/2025, Exercise Price $0.01(c)(e)	37,828,768	0
TOTAL WARRANTS (Cost $14,087)		16,790

	Par
SHORT-TERM INVESTMENTS - 13.9%
Commercial Paper - 9.4%
Consumer Staples - 3.6%
Bacardi-Martini BV, 5.99%, 10/03/2024(g)	19,570,000	19,561,514
Conagra Brands, Inc., 5.77%, 10/04/2024(g)	17,068,000	17,058,240
		36,619,754
Finance and Insurance - 1.3%
Penske Truck Leasing Co. LP, 5.42%, 10/01/2024(g)	13,275,000	13,273,161
Health Care and Social Assistance - 1.0%
Dentsply Sirona, Inc., 5.16%, 10/09/2024(g)	10,552,000	10,537,538
Technology - 3.5%
Jabil, Inc., 5.17%, 10/04/2024(g)	19,786,000	19,773,769

	Par	Value
Microchip Technology, Inc., 5.43%, 10/04/2024(g)	$16,795,000	$16,785,519
		36,559,288
Total Commercial Paper (Cost $97,002,297)		96,989,741

	Shares	Value
Money Market Funds - 4.5%
First American Treasury Obligations Fund - Class X, 4.79%(h)	46,772,811	46,772,811
Total Money Market Funds (Cost $46,772,811)		46,772,811
TOTAL SHORT-TERM INVESTMENTS (Cost $143,775,108)		143,762,552
TOTAL INVESTMENTS - 96.1% (Cost $1,003,366,285)		995,402,327
Other Assets in Excess of Liabilities - 3.9%		40,612,096
TOTAL NET ASSETS - 100.0%		$1,036,014,423

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
AB - Aktiebolag
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $361,480,304 or 34.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $22,239,181 or 2.1% of net assets as of September 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(g)	The rate shown is the effective yield as of September 30, 2024.
(h)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(i)	Security in default.
(j)	Privately held.
The accompanying notes are an integral part of these financial statements.

5

CrossingBridge Low Duration High Income Fund
Schedule of Forward Currency Contracts
September 30, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	10/03/2024	SEK	11,250,000	USD	1,112,705	$(4,811)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	55,431,299	EUR	50,240,000	(530,056)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	8,616,772	NOK	92,900,000	(187,943)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	40,733,934	SEK	420,800,000	(732,037)
Total Unrealized Appreciation (Depreciation)						$(1,454,847)

SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

6

CrossingBridge Responsible Credit Fund
Schedule of Investments
September 30, 2024

	Par	Value
CORPORATE BONDS - 51.7%
Administrative and Support and Waste Management and Remediation Services - 2.6%
Expedia Group, Inc., 6.25%, 05/01/2025(a)	$1,069,000	$1,071,787
Construction - 0.4%
Five Point Operating Co. LP, 10.50%, 01/15/2028(a)(b)	175,474	179,687
Finance and Insurance - 18.0%
Bank of America Corp., 6.50% to 10/23/2024 then 3 mo. Term SOFR + 4.44%, Perpetual	372,000	372,163
Esmaeilzadeh Holding AB, 11.13% (3 Month Stockholm Interbank Offered Rates + 7.50%), 01/26/2025 SEK	5,000,000	483,316
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024	1,185,000	1,183,677
General Motors Financial Co., Inc., 1.20%, 10/15/2024	1,100,000	1,098,221
Icahn Enterprises LP
6.25%, 05/15/2026	500,000	496,526
9.75%, 01/15/2029(a)	546,000	567,084
Novedo Holding AB, 10.23% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027 SEK	11,250,000	1,124,352
Qflow Group AB, 8.67% (3 Month Stockholm Interbank Offered Rates + 5.50%), 09/25/2028 SEK	2,500,000	248,587
Stockwik Forvaltning AB, 11.25% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026 SEK	8,750,000	872,342
StoneX Group, Inc., 7.88%, 03/01/2031(a)	827,000	881,412
		7,327,680
Health Care and Social Assistance - 1.6%
Orexo AB, 9.66% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028 SEK	6,250,000	629,210
Industrials - 2.5%
Mangrove LuxcoIII Sarl
8.67% (3 mo. EURIBOR + 5.00%), 07/15/2029(a) EUR	607,000	678,278
8.67% (3 mo. EURIBOR + 5.00%), 07/15/2029 EUR	300,000	335,228
		1,013,506
Information - 11.4%
CabonlineGroup Holding AB
14.00%, 03/19/2026 SEK	6,292,000	631,926
14.00%, 03/19/2026 SEK	3,364,000	335,339

	Par	Value
Calligo UK Ltd., 10.35% (includes 10.90% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028 EUR	$105,331	$72,108
Connect Finco SARL, 6.75%, 10/01/2026(a)	1,174,000	1,174,000
Go North Group AB
10.89% (3 Month SOFR + 5.76%, includes 10.89% PIK), 02/09/2026	320,394	285,151
15.00% (includes 15.00% PIK), 02/09/2027	197,390	108,565
15.00% (includes 15.00% PIK), 02/02/2028(c)(g) SEK	237,135	0
Inteno Group AB, 10.95% (3 mo. EURIBOR + 7.50%), 09/06/2026 EUR	200,000	165,860
Lithium Midco II Ltd., 10.10% (3 mo. EURIBOR + 6.75%), 07/09/2025 EUR	401,000	446,374
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	900,000	900,538
Ziff Davis, Inc., 4.63%, 10/15/2030(a)	546,000	513,324
		4,633,185
Manufacturing - 8.2%
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	1,048,000	1,060,461
Phinia, Inc., 6.75%, 04/15/2029(a)	546,000	564,276
Secop Group Holding GmbH, 11.75% (3 mo. EURIBOR + 8.40%), 12/29/2026 EUR	150,000	169,895
SLR Group GmbH, 10.71% (3 mo. EURIBOR + 7.00%), 10/09/2027 EUR	163,000	179,807
Tapestry, Inc., 4.25%, 04/01/2025	800,000	794,415
VF Corp., 2.40%, 04/23/2025	560,000	550,639
		3,319,493
Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Tacora Resources, Inc., 13.00% , (includes 13.00% PIK) 12/31/2024(a)(c)(g)	757,525	151,505
Professional, Scientific, and Technical Services - 1.3%
Getty Images, Inc., 9.75%, 03/01/2027(a)	541,000	541,391
Transportation and Warehousing - 5.3%
Uber Technologies, Inc., 8.00%, 11/01/2026(a)	1,489,000	1,492,283
XPO, Inc., 6.25%, 06/01/2028(a)	650,000	665,451
		2,157,734
TOTAL CORPORATE BONDS (Cost $21,353,253)		21,025,178
BANK LOANS - 23.3%
Information - 4.5%
Audacy Capital Corp., 0.00%, 11/18/2024(g)	163,000	73,582

The accompanying notes are an integral part of these financial statements.

7

CrossingBridge Responsible Credit Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Information - (Continued)
Cengage Learning, Inc. First Lien, 9.54% (6 mo. Term SOFR + 4.75%), 07/14/2026	$504,735	$506,439
Clear Channel International First Lien, 7.50%, 08/15/2027	537,000	534,986
Lions Gate Capital Holdings LLC First Lien, 7.20% (1 mo. Term SOFR + 2.25%), 03/24/2025	85,070	85,150
Magnite, Inc., 8.60% (1 mo. Term SOFR + 3.75%), 02/06/2031	644,285	649,117
		1,849,274
Manufacturing - 11.3%
Chobani LLC, 8.21% (1 mo. Term SOFR + 3.25%), 10/23/2027	492,327	494,297
Chobani LLC First Lien, 8.60% (1 mo. Term SOFR + 3.75%), 10/25/2027	682,570	685,471
Elevate Textiles, Inc., 13.98% (3 mo. Term SOFR + 8.565%), 09/30/2027	769,230	766,830
First Brands Group LLC First Lien, 10.51% (3 mo. Term SOFR + 5.00%), 03/30/2027	55,558	55,072
Forum Energy Technologies, Inc., 11.00%, 12/08/2026	1,898,412	1,822,475
Trulite Glass & Aluminum Solutions LLC, 10.59% (1 mo. Term SOFR + 6.00%), 02/15/2030	790,000	766,300
		4,590,445
Materials - 1.4%
M2S Group Intermediate Holdings, Inc. First Lien, 9.85% (3 mo. Term SOFR + 4.75%), 08/22/2031	575,000	553,438
Real Estate and Rental and Leasing - 2.1%
Micromont, 8.00%, 11/15/2026(c)	845,816	845,816
Retail Trade - 2.1%
Mountaineer Merger Corp., 11.96% (1 mo. Term SOFR + 7.00%), 10/22/2028	461,039	379,204
The Container Store, Inc., 9.87% (3 mo. Term SOFR + 4.75%), 01/31/2026	734,187	466,209
		845,413
Utilities - 1.9%
Solaris Energy Infrastructure, 11.10% (1 mo. Term SOFR + 6.00%), 09/11/2029	808,000	790,830
TOTAL BANK LOANS (Cost $9,764,900)		9,475,216

	Par	Value
CONVERTIBLE BONDS - 2.3%
Professional, Scientific, and Technical Services - 0.4%
UpHealth, Inc., 13.96% (SOFR + 9.00%), 12/15/2025(a)	$185,000	$172,975
Transportation and Warehousing - 1.9%
Delivery Hero SE
1.50%, 01/15/2028 EUR	200,000	189,658
2.13%, 03/10/2029 EUR	600,000	557,401
		747,059
TOTAL CONVERTIBLE BONDS (Cost $824,481)		920,034
ASSET-BACKED SECURITIES - 2.1%
Transportation and Warehousing - 2.1%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026	875,247	855,122
TOTAL ASSET-BACKED SECURITIES (Cost $828,610)		855,122
	Shares
PREFERRED STOCKS - 1.1%
Wholesale Trade - 1.1%
NGL Energy Partners LP Series B, 12.78% (3 mo. Term SOFR + 7.47%), Perpetual	19,446	457,370
TOTAL PREFERRED STOCKS (Cost $341,683)		457,370
COMMON STOCKS - 0.5%
Manufacturing - 0.5%
RA PARENT, Inc.(c)	3	198,000
TOTAL COMMON STOCKS (Cost $177,000)		198,000
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc. Series A, 6.38%, Perpetual	7,859	184,922
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $157,999)		184,922
	Par
SHORT-TERM INVESTMENTS - 16.2%
Commercial Paper - 10.3%
Consumer Staples - 1.9%
Conagra Brands, Inc., 5.77%, 10/07/2024(a)(e)	$762,000	761,236

The accompanying notes are an integral part of these financial statements.

8

CrossingBridge Responsible Credit Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
Commercial Paper - (Continued)
Finance and Insurance - 2.4%
Penske Truck Leasing Co. LP, 5.42%, 10/01/2024(e)	$1,000,000	$999,862
Information - 2.4%
Bell Telephone Company of Canada, 4.87%, 10/25/2024(e)	1,000,000	996,585
Manufacturing - 2.0%
ITT, Inc., 4.81%, 10/15/2024(e)	800,000	798,349
Technology - 1.6%
Microchip Technology, Inc., 5.43%, 10/04/2024(a)(e)	656,000	655,630
Total Commercial Paper (Cost $4,212,118)		4,211,662
	Shares
Money Market Funds - 5.9%
First American Government Obligations Fund - Class X, 4.82%(f)	645,031	645,031
First American Treasury Obligations Fund - Class X, 4.79%(f)	1,750,725	1,750,726
Total Money Market Funds (Cost $2,395,757)		2,395,757
TOTAL SHORT-TERM INVESTMENTS (Cost $6,607,875)		6,607,419
TOTAL INVESTMENTS - 97.6%
(Cost $40,055,801)		$39,723,261
Other Assets in Excess of
Liabilities - 2.4%		975,048
TOTAL NET ASSETS - 100.0%		$40,698,309

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
AB - Aktiebolag
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
EUR - Euro
SEK - Swedish Krona
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $11,130,780 or 27.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,195,321 or 2.9% of net assets as of September 30, 2024.

(d)	Non-income producing security.
(e)	The rate shown is the effective yield as of September 30, 2024.
(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(g)	Security in default.
The accompanying notes are an integral part of these financial statements.

9

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
September 30, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	2,746,546	EUR	2,486,000	$ (22,561)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	4,300,939	SEK	44,345,000	(68,853)
Total Unrealized Appreciation (Depreciation)						$ (91,414)

EUR - Euro
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

10

CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
September 30, 2024

		Par	Value
CORPORATE BONDS - 65.9%
Administrative and Support and Waste Management and Remediation Services - 3.1%
Equifax, Inc., 2.60%, 12/01/2024		$ 2,000,000	$ 1,991,033
Expedia Group, Inc., 6.25%, 05/01/2025(a)		3,261,000	3,269,503
			5,260,536
Construction - 1.3%
Quanta Services, Inc., 0.95%, 10/01/2024		2,185,000	2,185,000
Finance and Insurance - 9.8%
Bank of America Corp., 6.50% to 10/23/2024 then 3 mo. Term SOFR + 4.44%, Perpetual		1,719,000	1,719,753
BGC Group, Inc., 3.75%, 10/01/2024		908,000	908,000
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024		3,383,000	3,379,223
General Motors Financial Co., Inc.
1.20%, 10/15/2024		1,440,000	1,437,671
3.50%, 11/07/2024		336,000	335,470
4.00%, 01/15/2025		2,000,000	1,992,867
Icahn Enterprises LP, 6.25%, 05/15/2026		3,620,000	3,594,851
Novedo Holding AB, 10.23% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	31,250,000	3,123,200
			16,491,035
Health Care and Social Assistance - 3.9%
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024(a)		2,972,000	2,971,025
HCA, Inc., 5.38%, 02/01/2025		3,657,000	3,658,550
			6,629,575
Information - 11.9%
Cadence Design Systems, Inc., 4.38%, 10/15/2024		637,000	635,909
Calligo UK Ltd., 10.35% (includes 10.90% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	421,323	288,433
Connect Finco SARL, 6.75%, 10/01/2026(a)		4,200,000	4,200,000
Discovery Communications LLC, 3.90%, 11/15/2024		3,765,000	3,755,207
Global Payments, Inc., 1.50%, 11/15/2024		1,108,000	1,102,714
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024		4,582,000	4,582,000

		Par	Value
Lithium Midco II Ltd., 10.10% (3 mo. EURIBOR + 6.75%), 07/09/2025	EUR	1,417,000	1,577,336
PayPal Holdings, Inc., 1.65%, 06/01/2025		$ 482,000	$ 473,062
Sprint LLC, 7.63%, 02/15/2025		3,000,000	3,011,622
Warnermedia Holdings, Inc., 3.79%, 03/15/2025		545,000	541,583
			20,167,866
Management of Companies and Enterprises - 1.0%
Genpact Luxembourg Sarl, 3.38%, 12/01/2024		1,659,000	1,652,384
Manufacturing - 23.0%
AbbVie, Inc., 2.60%, 11/21/2024		3,964,000	3,951,034
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		2,799,000	2,799,000
Broadcom, Inc., 3.63%, 10/15/2024		2,036,000	2,034,125
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		2,016,000	1,518,435
Carlisle Cos., Inc., 3.50%, 12/01/2024		4,900,000	4,886,912
Elkem ASA, 6.29% (Norway Interbank Offered Rate Fixing 3 Month + 1.55%), 08/31/2028	NOK	25,000,000	2,382,277
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024		2,600,000	2,601,147
Hasbro, Inc., 3.00%, 11/19/2024		3,500,000	3,488,192
Qorvo, Inc., 1.75%, 12/15/2024		4,486,000	4,451,399
Sonoco Products Co.
1.80%, 02/01/2025		3,302,000	3,264,051
4.45%, 09/01/2026		1,000,000	1,000,637
Tapestry, Inc., 7.05%, 11/27/2025		2,000,000	2,040,297
VF Corp., 2.40%, 04/23/2025		165,000	162,242
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024		4,300,000	4,275,907
			38,855,655
Mining, Quarrying, and Oil and Gas Extraction - 1.9%
CrownRock LP, 5.00%, 05/01/2029(a)		3,000,000	3,037,563
Mime Petroleum AS, 9.75%, 09/17/2026		240,888	234,866
			3,272,429

The accompanying notes are an integral part of these financial statements.

11

CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Professional, Scientific, and Technical Services - 3.0%
Getty Images, Inc., 9.75%, 03/01/2027(a)	$1,955,000	$1,956,413
Infor, Inc., 1.75%, 07/15/2025(a)	3,252,000	3,158,477
		5,114,890
Real Estate and Rental and Leasing - 1.7%
Netflix, Inc., 5.88%, 02/15/2025	393,000	394,395
Penske Truck Leasing Co. LP, 2.70%, 11/01/2024(a)	2,180,000	2,174,996
REX - Real Estate Exchange, Inc., 6.00%, 03/15/2025(a)	374,999	373,424
		2,942,815
Retail Trade - 0.1%
CVS Health Corp., 5.00%, 12/01/2024	241,000	240,868
Transportation and Warehousing - 3.7%
Delta Air Lines, Inc., 2.90%, 10/28/2024	789,000	787,180
TransCanada PipeLines Ltd., 1.00%, 10/12/2024	1,075,000	1,073,243
Uber Technologies, Inc., 8.00%, 11/01/2026(a)	4,300,000	4,309,482
		6,169,905
Wholesale Trade - 1.5%
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	2,463,000	2,465,938
TOTAL CORPORATE BONDS (Cost $111,859,494)		111,448,896
MORTGAGE-BACKED SECURITIES - 8.7%
Finance and Insurance - 8.7%
BX Trust
Series 2021-SOAR, Class A, 5.88% (1 mo. Term SOFR + 0.78%), 06/15/2038(a)	2,191,845	2,179,178
Series 2021-SOAR, Class B, 6.08% (1 mo. Term SOFR + 0.98%), 06/15/2038(a)	1,152,033	1,142,656
Series 2021-VINO, Class A, 5.86% (1 mo. Term SOFR + 0.77%), 05/15/2038(a)	942,283	937,557
Series 2021-VOLT, Class B, 6.16% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)	3,350,000	3,321,000
Series 2024-KING, Class A, 6.64% (1 mo. Term SOFR + 1.54%), 05/15/2034(a)	2,216,000	2,218,837

	Par	Value
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, 6.46% (1 mo. Term SOFR + 1.37%), 12/15/2037(a)	$700,000	$699,851
Series 2019-LIFE, Class B, 6.64% (1 mo. Term SOFR + 1.55%), 12/15/2037(a)	720,000	719,444
Series 2019-LIFE, Class C, 6.84% (1 mo. Term SOFR + 1.75%), 12/15/2037(a)	930,000	929,335
Life Mortgage Trust US, Series 2021-BMR, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 03/15/2038(a)	356,910	351,389
Merit 2020, Series 2022-MHIL, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 01/15/2027(a)	2,227,984	2,209,941
		14,709,188
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,660,967)		14,709,188
BANK LOANS - 5.3%
Information - 2.6%
Clear Channel International First Lien, 7.50%, 08/15/2027	4,491,000	4,474,159
Manufacturing - 1.1%
Forum Energy Technologies, Inc., 11.00%, 12/08/2026	1,938,527	1,860,986
Real Estate and Rental and Leasing - 1.6%
Micromont, 8.00%, 11/15/2026(b)	2,706,612	2,706,612
TOTAL BANK LOANS (Cost $9,038,723)		9,041,757
ASSET-BACKED SECURITIES - 4.6%
Finance and Insurance - 3.5%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039(a)	967,347	985,630
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047(a)	2,756,530	2,452,183
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036(a)	1,520,192	1,251,035
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/2029(a)	49,129	48,770

The accompanying notes are an integral part of these financial statements.

12

CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Finance and Insurance - (Continued)
RAM 2024-1 LLC, Series 2024-1, Class A, 6.67%, 02/15/2039(a)	$1,083,811	$1,094,770
		5,832,388
Transportation and Warehousing - 0.4%
LAD Auto Receivables Trust
Series 2023-1A, Class A2, 5.68%, 10/15/2026(a)	143,504	143,630
Series 2023-3A, Class A2, 6.09%, 06/15/2026(a)	558,075	559,235
		702,865
Wholesale Trade - 0.7%
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	1,245,392	1,250,078
TOTAL ASSET-BACKED SECURITIES (Cost $7,862,648)		7,785,331
MUNICIPAL BONDS - 2.5%
Missouri - 0.8%
City of Kansas City MO, 4.91%, 03/01/2028(c)	1,420,000	1,420,000
New York - 1.7%
New York State Dormitory Authority, 6.20%, 05/01/2035 (Obligor: Pace University)(c)	2,805,000	2,805,000
TOTAL MUNICIPAL BONDS (Cost $4,225,000)		4,225,000
CONVERTIBLE BONDS - 2.2%
Information - 1.4%
Leafly Holdings, Inc., 8.00%, 01/31/2025(b)	1,089,000	925,650
Liberty TripAdvisor Holdings, Inc., 0.50%, 06/30/2051(a)	1,500,000	1,406,622
		2,332,272
Manufacturing - 0.8%
Forum Energy Technologies, Inc., 9.00% (includes 9.00% PIK), 08/04/2025	1,332,253	1,332,919
TOTAL CONVERTIBLE BONDS (Cost $3,858,795)		3,665,191

	Contracts	Value
WARRANTS - 0.0%(d)
Information - 0.0%(d)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50(e)	5,553	$175
TOTAL WARRANTS (Cost $0)		175

	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.0%(d)
Berenson Acquisition Corp. Founder Shares(b)(e)	1,827	0
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $7)		0
	Par
SHORT-TERM INVESTMENTS - 7.3%
Commercial Paper - 4.8%
Consumer Staples - 3.4%
Bacardi-Martini BV, 5.99%, 10/03/2024(f)	$2,862,000	2,860,759
Conagra Brands, Inc., 5.77%, 10/07/2024(f)	2,988,000	2,985,005
		5,845,764
Technology — 1.4%
Microchip Technology, Inc., 5.43%, 10/04/2024(f)	2,363,000	2,361,666
Total Commercial Paper (Cost $8,208,225)		8,207,430
	Shares
Money Market Funds - 2.5%
First American Treasury Obligations Fund - Class X, 4.79%(g)	4,168,599	4,168,599
Total Money Market Funds (Cost $4,168,599)		4,168,599
TOTAL SHORT-TERM INVESTMENTS (Cost $12,376,824)		12,376,029
TOTAL INVESTMENTS - 96.5% (Cost $163,882,458)		163,251,567
Other Assets in Excess of Liabilities - 3.5%		5,965,160
TOTAL NET ASSETS - 100.0%		$169,216,727

The accompanying notes are an integral part of these financial statements.

13

CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
September 30, 2024(Continued)
Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
AB - Aktiebolag
ASA - Advanced Subscription Agreement
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $60,025,392 or 35.5% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,632,262 or 2.1% of net assets as of September 30, 2024.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown is the effective yield as of September 30, 2024.
(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

14

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Contracts
September 30, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	10/15/2024	SEK	25,310,000	USD	2,450,643	$43,424
U.S. Bancorp Investments, Inc.	10/15/2024	USD	1,853,594	EUR	1,680,000	(17,725)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	2,342,044	NOK	25,310,000	(56,743)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	5,510,442	SEK	56,560,000	(63,026)
Total Unrealized Appreciation (Depreciation)						$(94,070)

SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

15

CrossingBridge Pre-Merger SPAC ETF
Schedule of Investments
September 30, 2024

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 96.8%
AA Mission Acquisition Corp. - Class A(a)	250,000	$2,505,000
Agriculture & Natural Solutions Acquisition Corp.(a)	146,870	1,520,105
AlphaVest Acquisition Corp.(a)	276,994	3,087,098
Bayview Acquisition Corp. - Class A(a)	97,915	1,025,660
Berenson Acquisition Corp. Founder Shares(a)(b)	922	0
Black Hawk Acquisition Corp. - Class A(a)	83,225	851,392
Bowen Acquisition Corp.(a)	300,000	3,229,500
Bukit Jalil Global Acquisition 1 Ltd.(a)	124,181	1,354,815
Cartesian Growth Corp. II - Class A(a)	310,263	3,555,614
Cayson Acquisition Corp.(a)	175,000	1,753,500
Distoken Acquisition Corp.(a)	94,581	1,029,041
DT Cloud Star Acquisition Corp.(a)	250,000	2,498,750
ESH Acquisition Corp. - Class A(a)	330,815	3,506,639
Eureka Acquisition Corp.(a)	125,000	1,257,500
Four Leaf Acquisition Corp. - Class A (a)	130,225	1,427,266
Future Vision II Acquisition Corp.(a)	50,000	501,000
Global Lights Acquisition Corp.(a)	88,120	921,735
Graf Global Corp. - Class A(a)	118,694	1,188,103
Haymaker Acquisition Corp. 4(a)	122,390	1,304,677
Horizon Space Acquisition I Corp.(a)	153,522	1,721,749
IB Acquisition Corp.(a)	318,220	3,190,155
Integrated Wellness Acquisition Corp. - Class A(a)	140,864	1,660,787
Iron Horse Acquisitions Corp.(a)	327,868	3,340,975
Keen Vision Acquisition Corp.(a)	255,847	2,752,914
Legato Merger Corp. III(a)	220,305	2,246,009
Lionheart Holdings - Class A(a)	75,000	750,000
M3-Brigade Acquisition V Corp.(a)	50,000	501,500
Mercer Park Opportunities Corp.(a)	150,000	1,478,250
Nabors Energy Transition Corp. II(a)	239,885	2,554,775
Oak Woods Acquisition Corp. - Class A(a)	249,680	2,778,938
Patria Latin American Opportunity Acquisition Corp.(a)	219,296	2,546,027
RF Acquisition Corp. II(a)	50,000	509,000
SK Growth Opportunities Corp. - Class A(a)	175,000	1,981,000
Slam Corp. - Class A(a)	272,498	3,035,628
TMT Acquisition Corp. - Class A(a)	148,997	1,675,471
Trailblazer Merger Corp. I(a)	138,840	1,527,240
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $64,220,474)		66,767,813

	Contracts	Value
RIGHTS - 0.2%
Finance and Insurance - 0.1%
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00(a)	17,000	$19,720
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $0.00(a)	125,000	28,750
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00(a)	93,830	25,362
Mercer Park Opportunities Corp., Expires 12/31/2025, Exercise Price $10.00(a)	150,000	11,625
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00(a)	50,000	3,700
Total Finance and Insurance		89,157
Professional, Scientific, and Technical Services - 0.1%
DT Cloud Star Acquisition Corp., Expires 07/09/2029, Exercise Price $0.00(a)	250,000	31,250
TOTAL RIGHTS (Cost $127,552)		120,407
WARRANTS - 0.1%
Finance and Insurance - 0.1%
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50(a)	125,000	7,500
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50(a)	50,000	1,602
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50(a)	122,990	21,517
Mercer Park Opportunities Corp., Expires 08/29/2029, Exercise Price $11.50(a)	150,000	12,375
SMX Security Matters PLC, Expires 03/07/2028, Exercise Price $18,975.00(a)	425	4
Total Finance and Insurance		42,998
Management of Companies and Enterprises - 0.0%(c)
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50(a)	75,000	11,243
Real Estate and Rental and Leasing - 0.0%(c)
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50(a)	50,000	3,965
TOTAL WARRANTS (Cost $50,736)		58,206

The accompanying notes are an integral part of these financial statements.

16

CrossingBridge Pre-Merger SPAC ETF
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - 2.9%
Commercial Paper - 1.4%
Finance and Insurance - 1.4%
Nutrien Financial US LLC, 5.38%, 10/18/2024(d)	$1,000,000	$ 997,519
Total Commercial Paper (Cost $997,498)		997,519

	Shares
Money Market Funds - 1.5%
First American Treasury Obligations Fund - Class X, 4.79%(e)	1,019,707	1,019,707
Total Money Market Funds (Cost $1,019,707)		1,019,707
TOTAL SHORT-TERM INVESTMENTS (Cost $2,017,205)		2,017,226
TOTAL INVESTMENTS - 100.0% (Cost $66,415,967)		68,963,652
Liabilities in Excess of Other Assets - (0.0)%(c)		(30,942)
TOTAL NET ASSETS - 100.0%		$68,932,710

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the effective yield as of September 30, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

17

RiverPark Strategic Income Fund
Schedule of Investments
September 30, 2024

		Par	Value
CORPORATE BONDS - 46.7%
Administrative and Support and Waste Management and Remediation Services - 2.2%
Expedia Group, Inc., 6.25%, 05/01/2025(a)		$11,129,000	$ 11,158,020
Construction - 1.2%
Five Point Operating Co. LP, 10.50%, 01/15/2028(a)(b)		1,806,790	1,850,170
MasTec, Inc., 5.90%, 06/15/2029		4,230,000	4,418,404
			6,268,574
Consumer Discretionary - 0.4%
3T Global Holdco Ltd., 11.25%, 05/22/2028		2,125,000	2,157,469
Finance and Insurance - 9.8%
Bank of America Corp., 6.50% to 10/23/2024 then 3 mo. Term SOFR + 4.44%, Perpetual		4,583,000	4,585,008
Esmaeilzadeh Holding AB, 11.13% (3 Month Stockholm Interbank Offered Rates + 7.50%), 01/26/2025	SEK	42,500,000	4,108,183
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024		13,282,000	13,267,172
Icahn Enterprises LP
6.25%, 05/15/2026		1,920,000	1,906,661
9.75%, 01/15/2029(a)		9,058,000	9,407,784
Novedo Holding AB, 9.89% (3 Month Stockholm Interbank Offered Rates + 6.50%), 11/26/2024	SEK	12,500,000	1,238,018
Stockwik Forvaltning AB, 11.25% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	40,000,000	3,987,849
StoneX Group, Inc., 7.88%, 03/01/2031(a)		10,324,000	11,003,257
			49,503,932
Financials - 0.5%
Mutares SE & Co. KGaA, 11.85% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	2,397,000	2,616,395
Industrials - 2.9%
Bonheur ASA, 7.10% (Norway Interbank Offered Rate Fixing 3 Month + 2.35%), 10/09/2029(a)	NOK	28,500,000	2,700,667
Mangrove Luxco III Sarl
8.67% (3 mo. EURIBOR + 5.00%), 07/15/2029(a)	EUR	7,875,000	8,799,733
8.67% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	$ 2,695,000	3,011,464
			14,511,864

		Par	Value
Information - 10.7%
Azerion Group NV, 10.46% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	7,907,000	$ 8,999,730
Connect Finco SARL
6.75%, 10/01/2026(a)		15,589,000	15,589,000
9.00%, 09/15/2029(a)		3,137,000	3,040,958
Go North Group AB
10.89% (3 Month SOFR + 5.76%, includes 10.89% PIK), 02/09/2026		3,472,295	3,090,343
15.00% (includes 15.00% PIK), 02/09/2027		2,137,594	1,175,677
15.00% (includes 15.00% PIK), 02/02/2028(c)(f)	SEK	2,567,988	0
Impala BondCo PLC, 12.00% (includes 12.00% PIK), 10/30/2027(f)	SEK	9,558,190	654,100
INNOVATE Corp., 8.50%, 02/01/2026(a)		661,000	528,439
Inteno Group AB, 10.95% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	1,400,000	1,161,018
Lithium Midco II Ltd., 10.10% (3 mo. EURIBOR + 6.75%), 07/09/2025	EUR	5,368,000	5,975,399
Warnermedia Holdings, Inc., 6.41%, 03/15/2026		6,825,000	6,829,081
Ziff Davis, Inc., 4.63%, 10/15/2030(a)		7,038,000	6,616,806
			53,660,551
Manufacturing - 9.2%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		5,068,000	3,817,177
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		1,633,000	1,663,282
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)		10,664,000	10,790,795
Phinia, Inc., 6.75%, 04/15/2029(a)		6,723,000	6,948,039
Secop Group Holding GmbH, 11.75% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	1,443,000	1,634,388
SLR Group GmbH, 10.71% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	1,865,000	2,057,301
Sonoco Products Co., 1.80%, 02/01/2025		5,504,000	5,440,744
Tapestry, Inc., 4.25%, 04/01/2025		2,819,000	2,799,322
Trulieve Cannabis Corp., 8.00%, 10/06/2026		4,526,000	4,410,813
VF Corp., 2.40%, 04/23/2025		6,898,000	6,782,690
			46,344,551

The accompanying notes are an integral part of these financial statements.

18

RiverPark Strategic Income Fund
Schedule of Investments
September 30, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Materials - 0.7%
Norske Skog ASA, 9.24% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 06/25/2029	NOK	$38,600,000	$ 3,730,900
Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Mime Petroleum AS, 9.75%, 09/17/2026		509,971	497,222
Tacora Resources, Inc., 13.00% (includes 13.00% PIK), 12/31/2024(a)(c)(f)		2,381,851	476,370
			973,592
Professional, Scientific, and Technical Services - 1.3%
Floatel International Ltd., 9.75%, 04/10/2029		1,250,000	1,207,812
GemmaCert Ltd., 9.00%, 12/31/2024(c)(f)(j)		500,965	0
Getty Images, Inc., 9.75%, 03/01/2027(a)		5,504,000	5,507,979
			6,715,791
Retail Trade - 1.2%
99 Escrow Issuer, Inc., 7.50%, 01/15/2026(a)(f)		4,193,000	335,440
AutoZone, Inc., 5.10%, 07/15/2029		5,400,000	5,562,175
			5,897,615
Technology - 0.9%
Hawk Infinity Software AS, 11.25% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029	NOK	30,000,000	2,842,807
Platform Group AG, 8.88%, 07/11/2028	EUR	1,500,000	1,636,797
			4,479,604
Transportation and Warehousing – 3.0%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)		2,344,000	2,453,167
Uber Technologies, Inc.
7.50%, 09/15/2027(a)		1,216,000	1,241,621
8.00%, 11/01/2026(a)		2,974,000	2,980,558
XPO, Inc., 6.25%, 06/01/2028(a)		8,057,000	8,248,523
			14,923,869
Utilities - 0.4%
Hawaii Electric Light Company, 3.28%, 12/30/2040(c)		2,945,000	1,767,000
Wholesale Trade - 2.1%
TPC Group, Inc., 13.00%, 12/16/2027(a)		9,228,622	9,360,868

	Par	Value
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	$1,025,000	$979,934
		10,340,802
TOTAL CORPORATE BONDS (Cost $239,179,027)		235,050,529
BANK LOANS - 19.6%
Communications - 0.6%
TripAdvisor, Inc. First Lien, 7.60% (1 mo. Term SOFR + 2.75%), 07/01/2031	3,000,000	2,999,055
Consumer Discretionary - 0.9%
Crocs, Inc., 6.85% (3 mo. Term SOFR + 2.25%), 02/20/2029	4,424,145	4,448,500
Information - 4.7%
Audacy Capital Corp., 0.00%, 11/18/2024(f)	2,047,000	924,067
Audacy Capital LLC Exit Loan, 11.96% (1 mo. Term SOFR + 7.00%), 09/30/2028	2,276,401	2,304,856
Cengage Learning, Inc. First Lien, 9.54% (6 mo. Term SOFR + 4.75%), 07/14/2026	5,673,780	5,692,929
Clear Channel International First Lien, 7.50%, 08/15/2027	6,706,000	6,680,853
Magnite, Inc., 8.60% (1 mo. Term SOFR + 3.75%), 02/06/2031	7,933,045	7,992,543
		23,595,248
Manufacturing - 5.4%
Chobani LLC, 8.21% (1 mo. Term SOFR + 3.25%), 10/23/2027	4,590,460	4,608,822
Chobani LLC First Lien, 8.60% (1 mo. Term SOFR + 3.75%), 10/25/2027	2,799,930	2,811,830
DS Parent, Inc., 10.10% (3 Month SOFR + 5.50%), 12/16/2030	2,810,955	2,741,567
Elevate Textiles, Inc., 13.98% (3 mo. Term SOFR + 8.65%), 09/30/2027	192,898	192,296
First Brands Group LLC First Lien, 10.51% (3 mo. Term SOFR + 5.00%), 03/30/2027	1,338,566	1,326,853
Forum Energy Technologies, Inc., 11.00%, 12/08/2026	11,441,002	10,983,362
Trulite Glass & Aluminum Solutions LLC, 10.59% (1 mo. Term SOFR + 6.00%), 02/15/2030	4,883,188	4,736,692
		27,401,422

The accompanying notes are an integral part of these financial statements.

19

RiverPark Strategic Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Materials - 1.7%
M2S Group Intermediate Holdings, Inc. First Lien, 9.85% (3 mo. Term SOFR + 4.75%), 08/22/2031	$9,149,000	$ 8,805,912
Mining, Quarrying, and Oil and Gas Extraction - 1.0%
HighPeak Energy, Inc., 12.25% (3 mo. Term SOFR + 7.50%), 09/30/2026	4,739,700	4,819,682
Professional, Scientific, and Technical Services - 1.3%
Getty Images, Inc. First Lien, 8.85% (3 mo. Term SOFR + 4.50%), 02/19/2026	2,077,518	2,069,738
Inotiv, Inc. First Lien, 12.25% (3 mo. Term SOFR + 6.75%), 09/22/2026	4,748,282	4,352,584
		6,422,322
Retail Trade - 1.2%
Mountaineer Merger Corp., 11.96% (1 mo. Term SOFR + 7.00%), 10/22/2028	5,526,076	4,545,197
The Container Store, Inc., 9.87% (3 mo. Term SOFR + 4.75%), 01/31/2026	2,394,997	1,520,824
		6,066,021
Utilities - 1.9%
Solaris Energy Infrastructure, 11.10% (1 mo. Term SOFR + 6.00%), 09/11/2029	9,917,000	9,706,264
Wholesale Trade - 0.9%
Gulfside Supply T/L B First Lien, 8.29% (3 mo. Term SOFR + 3.00%), 05/29/2031	2,000,000	2,001,670
United Natural Foods, Inc. First Lien, 9.60% (1 mo. Term SOFR + 4.75%), 10/22/2025	2,713,200	2,726,766
		4,728,436
TOTAL BANK LOANS (Cost $100,148,608)		98,992,862
MORTGAGE-BACKED SECURITIES – 5.1%
Finance and Insurance – 5.1%
BX Trust
Series 2020-VKNG, Class C, 6.61% (1 mo. Term SOFR + 1.51%), 10/15/2037(a)	1,309,000	1,301,507

		Par	Value
Series 2021-VOLT, Class B, 6.16% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)		$3,785,000	$ 3,752,234
Series 2021-VOLT, Class C, 6.31% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)		2,300,000	2,277,437
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, 6.46% (1 mo. Term SOFR + 1.37%), 12/15/2037(a)		3,325,000	3,324,291
Series 2019-LIFE, Class D, 7.14% (1 mo. Term SOFR + 2.05%), 12/15/2037(a)		3,081,000	3,079,049
JP Morgan Chase Commercial Mortgage Securities
Series 2021-MHC, Class A, 6.26% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)		3,874,077	3,867,466
Series 2021-MHC, Class B, 6.51% (1 mo. Term SOFR + 1.41%), 04/15/2038(a)		970,000	965,769
Merit 2020
Series 2022-MHIL, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 01/15/2027(a)		5,428,661	5,384,697
Series 2021-STOR, Class A, 0.00% (1 mo. Term SOFR + 0.81%), 07/15/2038		1,915,000	1,901,650
			25,854,100
TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,729,065)			25,854,100
CONVERTIBLE BONDS - 4.6%
Administrative and Support and Waste Management and Remediation Services - 0.9%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026(a)		4,428,000	4,162,865
Financials - 0.4%
Novedo Holding AB, 12.00% (includes 12.00% PIK), 09/18/2028	SEK	22,500,000	2,137,930
Information - 1.6%
BuzzFeed, Inc., 8.50%, 12/03/2026(a)		4,275,000	3,954,375
Leafly Holdings, Inc., 8.00%, 01/31/2025(c)		4,163,000	3,538,550
UpHealth, Inc., 13.96% (SOFR + 9.00%), 12/15/2025(a)		627,000	586,245
			8,079,170

The accompanying notes are an integral part of these financial statements.

20

RiverPark Strategic Income Fund
Schedule of Investments
September 30, 2024(Continued)

		Par	Value
CONVERTIBLE BONDS - (Continued)
Transportation and Warehousing - 1.7%
Delivery Hero SE
1.50%, 01/15/2028	EUR	$2,200,000	$ 2,086,242
2.13%, 03/10/2029	EUR	7,100,000	6,595,911
			8,682,153
TOTAL CONVERTIBLE BONDS (Cost $23,075,743)			23,062,118
U.S. TREASURY SECURITIES - 3.6%
United States Treasury Note/Bond, 4.38%, 07/31/2026(g)		$17,809,000	18,023,960
TOTAL U.S. TREASURY SECURITIES (Cost $17,927,327)			18,023,960
ASSET-BACKED SECURITIES - 1.5%
Transportation and Warehousing - 1.5%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		7,873,725	7,692,677
TOTAL ASSET-BACKED SECURITIES (Cost $7,454,430)			7,692,677
		Shares
COMMON STOCKS - 1.5%
Administrative and Support and Waste Management and Remediation Services - 0.1%
Bitcoin Depot, Inc.(d)		249,984	394,975
Information - 0.1%
UpHealth, Inc.(d)		133,414	8,005
Warner Bros Discovery, Inc.(d)		38,800	320,100
			328,105
Manufacturing - 1.3%
Forum Energy Technologies, Inc.(d)		143,324	2,215,789
Prosomnus Equity(c)(d)(j)		1,385,560	1,669,045
RA PARENT, Inc.(c)		43	2,847,240
			6,732,074
Professional, Scientific, and Technical Services - 0.0%(e)
GemmaCert Ltd.(c)(d)		21,135	0
Outbrain, Inc.(d)		17,522	85,157
			85,157
TOTAL COMMON STOCKS (Cost $7,971,619)			$7,540,311

	Shares	Value
PREFERRED STOCKS - 1.3%
Finance and Insurance - 0.2%
Saratoga Investment Corp. Series 2027, 6.00%, 04/30/2027	40,765	$ 997,519
Professional, Scientific, and Technical Services - 0.0%(e)
Argo Blockchain PLC Series A, 8.75%, 11/30/2026	8,481	91,340
Wholesale Trade - 1.1%
NGL Energy Partners LP Series B, 12.78% (3 mo. Term SOFR + 7.47%), Perpetual	243,284	5,722,040
TOTAL PREFERRED STOCKS (Cost $5,609,164)		6,810,899
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Real Estate and Rental and Leasing - 0.7%
Global Self Storage, Inc.	101,030	526,366
CTO Realty Growth, Inc. Series A, 6.38%, Perpetual	122,111	2,873,272
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,943,268)		3,399,638
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.5%
AA Mission Acquisition Corp.(d)	100,000	1,001,000
Berenson Acquisition Corp. Founder Shares(c)(d)	12,570	0
DT Cloud Star Acquisition Corp.(d)	125,000	1,326,250
Plum Acquisition Corp. III Founder Shares(d)	8,594	527
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $2,250,050)		2,327,777
	Contracts
WARRANTS - 0.0%(e)
Information - 0.0%(e)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50(d)	21,228	671
Manufacturing - 0.0%(e)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $0.01(c)(d)	258,269	0

The accompanying notes are an integral part of these financial statements.

21

RiverPark Strategic Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Contracts	Value
WARRANTS - (Continued)
Manufacturing - (Continued)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $0.00(c)(d)	286,965	$0
Total Manufacturing		0
Mining, Quarrying, and Oil and Gas Extraction - 0.0%(e)
Tacora Resources, Inc., Expires 05/11/2025, Exercise Price $0.01(c)(d)	20,243,861	0
TOTAL WARRANTS (Cost $153,329)		671
	Par
SHORT-TERM INVESTMENTS - 13.9%
Commercial Paper - 7.1%
Consumer Staples - 1.9%
Bacardi-Martini BV, 5.99%, 10/03/2024(a)(h)	9,259,000	9,254,985
Finance and Insurance - 1.2%
Penske Truck Leasing Co. LP, 5.42%, 10/01/2024(h)	6,041,000	6,040,163
Information - 2.5%
Bell Telephone Company of Canada, 4.87%, 10/25/2024 (h)	12,370,000	12,327,760
Technology - 1.5%
Microchip Technology, Inc., 5.43%, 10/04/2024(a)(h)	7,643,000	7,638,685
Total Commercial Paper (Cost $35,265,341)		35,261,593
	Shares
Money Market Funds - 6.8%
First American Government Obligations Fund - Class X, 4.82%(i)	12,493,827	12,493,827
First American Treasury Obligations Fund - Class X, 4.79%(i)	21,962,704	21,962,704
Total Money Market Funds (Cost $34,456,531)		34,456,531

	Shares	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost $69,721,872)		$69,718,124
TOTAL INVESTMENTS - 99.0%
(Cost $502,163,502)		498,473,666
Other Assets in Excess of Liabilities - 1.0%		5,197,231
TOTAL NET ASSETS - 100.0%		$503,670,897

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $169,567,733 or 33.7% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,298,205 or 2.0% of net assets as of September 30, 2024.

(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	Security in default.
(g)	All or a portion of this security, totaling $18,023,960 are pledged as collateral for securities sold short and written options.
(h)	The rate shown is the effective yield as of September 30, 2024.
(i)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(j)	Privately held.
The accompanying notes are an integral part of these financial statements.

22

RiverPark Strategic Income Fund
Schedule of Written Options
September 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%(a)(b)
Call Options - (0.1)%
EchoStar Corp., Expiration: 12/20/2024; Exercise Price: $25.00	$(340,034)	(137)	$(46,580)
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/20/2024; Exercise Price: $78.00	(7,146,700)	(890)	(224,725)
Total Call Options			(271,305)
Put Options - 0.0%(c)
EchoStar Corp., Expiration: 12/20/2024; Exercise Price: $17.50	(191,114)	(77)	(5,390)
TOTAL WRITTEN OPTIONS (Premiums received $241,551)			$(276,695)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

23

RiverPark Strategic Income Fund
Schedule of Securities Sold Short
September 30, 2024

	Par	Value
U.S. TREASURY SECURITIES - (1.2)%
United States Treasury Note/Bond, 4.00%, 07/31/2029	$ (5,936,000)	$ (6,046,141)
TOTAL U.S. TREASURY SECURITIES (Proceeds $6,014,137)		(6,046,141)
CORPORATE BONDS - (0.7)%
Information - (0.4)%
CCO Holdings LLC, 4.75%, 03/01/2030(a)	(2,167,000)	(1,994,221)
Retail Trade - (0.3)%
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	(1,952,000)	(1,585,445)
TOTAL CORPORATE BONDS (Proceeds $3,554,575)		(3,579,666)
TOTAL SECURITIES SOLD SHORT - (1.9)% (Proceeds $9,568,712)		$(9,625,807)

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $1,994,221 or 0.4% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

24

RiverPark Strategic Income Fund
Schedule of Forward Currency Contracts
September 30, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	44,118,216	EUR	39,925,000	$(353,462)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	3,653,548	NOK	39,390,000	(79,688)
U.S. Bancorp Investments, Inc.	10/15/2024	USD	12,054,220	SEK	125,050,000	(268,308)
Total Unrealized Appreciation (Depreciation)						$(701,458)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

25

CROSSINGBRIDGE FUNDS
Statements of Assets & Liabilities
September 30, 2024

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund
ASSETS
Investments, at value (cost $1,003,366,285 and $40,055,801)	$995,402,327	$39,723,261
Cash	—	22,635
Cash held in foreign currency, at value (cost $754,176 and $34,063)	751,931	33,905
Receivable for investment securities sold	29,008,881	2,518,860
Dividends and interest receivable	13,636,088	504,629
Receivable for Fund shares sold	947,406	10,585
Prepaid expenses and other assets	29,513	14,806
Total assets	1,039,776,146	42,828,681
LIABILITIES
Due to Custodian	17,872	—
Payable for investments purchased	1,107,736	1,956,741
Payable for Fund shares redeemed	294,458	—
Payable to Adviser	539,333	235
Payable for distributions to shareholders	560	—
Unrealized depreciation of forward currency exchange contracts	1,454,847	91,414
Shareholder servicing fees payable	79,468	15,601
Payable to related parties	172,903	32,478
Payable to Trustees	100	100
Accrued expenses and other liabilities	94,446	33,803
Total liabilities	3,761,723	2,130,372
NET ASSETS	$ 1,036,014,423	$40,698,309
Net Assets Consist of:
Paid-in capital	$1,059,426,124	$42,237,472
Total accumulated loss	(23,411,701)	(1,539,163)
Net assets	$ 1,036,014,423	$40,698,309
Institutional Class
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	106,264,771	4,363,441
Net asset value, offering, and redemption price per share	$9.75	$9.33

The accompanying notes are an integral part of these financial statements.

26

CROSSINGBRIDGE FUNDS
Statements of Assets & Liabilities
September 30, 2024 (Continued)

	CrossingBridge Ultra-Short Duration Fund	CrossingBridge Pre-Merger SPAC ETF
ASSETS
Investments, at value (cost $163,882,458 and $66,415,967)	$163,251,567	$68,963,652
Cash held in foreign currency, at value (cost $43,294 and $—)	43,130	—
Receivable for investment securities sold	4,187,850	—
Receivable for Fund shares sold	14,500	—
Dividends and interest receivable	1,969,228	14,726
Unrealized appreciation of forward currency exchange contracts	43,424	—
Prepaid expenses and other assets	13,898	—
Total assets	169,523,597	68,978,378
LIABILITIES
Payable for Fund shares redeemed	9,529	—
Payable to Adviser	75,228	45,668
Unrealized depreciation of forward currency exchange contracts	137,494	—
Shareholder servicing fees payable	4,262	—
Payable to related parties	42,210	—
Payable to Trustees	100
Accrued expenses and other liabilities	38,047	—
Total liabilities	306,870	45,668
NET ASSETS	$ 169,216,727	$68,932,710
Net Assets Consist of:
Paid-in capital	$169,838,755	$65,287,630
Total distributable earnings/(accumulated loss)	(622,028)	3,645,080
Net assets	$ 169,216,727	$68,932,710
Institutional Class
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	17,029,460
Net asset value, offering, and redemption price per share	$9.94
NAV
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		3,200,000
Net asset value, offering, and redemption price per share		$21.54

The accompanying notes are an integral part of these financial statements.

27

CROSSINGBRIDGE FUNDS
StatementS of Assets & Liabilities
September 30, 2024 (Continued)

RiverPark Strategic Income Fund
ASSETS
Investments, at value (cost $502,163,502)	$498,473,666
Cash	89,400
Cash held in foreign currency, at value (cost $302,741)	300,509
Receivable for investment securities sold	13,308,966
Receivable for Fund shares sold	568,936
Deposit at broker for securities sold short	16,881,940
Dividends and interest receivable	6,222,256
Prepaid expenses and other assets	30,136
Total assets	535,875,809
LIABILITIES
Securities sold short, at value (proceeds $9,568,712)	9,625,807
Written options, at value (premiums received $241,551)	276,695
Payable for investments purchased	20,846,472
Payable for Fund shares redeemed	350,023
Payable to Adviser	258,152
Unrealized depreciation of forward currency exchange contracts	701,458
Shareholder servicing fees payable	15,830
Payable to related parties	89,726
Payable to Trustees	85
Accrued distribution expense	16,762
Accrued expenses and other liabilities	23,902
Total liabilities	32,204,912
NET ASSETS	$ 503,670,897
Net Assets Consist of:
Paid-in capital	$585,247,727
Total distributable earnings/(accumulated loss)	(81,576,830)
Net assets	$ 503,670,897
Institutional Class
Net assets	462,215,762
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	53,297,528
Net asset value, offering, and redemption price per share	$8.67
Retail Class
Net assets	41,455,135
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,760,208
Net asset value, offering, and redemption price per share	$8.71

The accompanying notes are an integral part of these financial statements.

28

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Year Ended September 30, 2024

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund
INVESTMENT INCOME
Interest income	$62,584,007	$2,964,967
Dividend income	954,400	73,427
Total investment income	63,538,407	3,038,394
EXPENSES
Management fees (Note 4)	5,107,825	222,623
Shareholder servicing fees - Institutional Class (Note 5)	560,053	34,250
Administration and accounting fees (Note 6)	386,174	71,559
Transfer agent fees and expenses (Note 6)	182,182	27,842
Legal fees	149,615	27,920
Federal and state registration fees	109,223	22,418
Custody fees (Note 6)	74,468	18,021
Audit and tax fees	36,057	26,400
Reports to shareholders	32,851	1,518
Trustees’ fees	25,665	25,665
Pricing fees (Note 6)	18,567	11,441
Chief Compliance Officer fees (Note 6)	12,088	12,088
Insurance fees	5,601	2,838
Interest expense (Note 11)	—	95
Other expenses	8,966	8,506
Total expenses	6,709,335	513,184
Recoupment or (waivers) by Adviser (Note 4)	37,602	(204,309)
Net expenses	6,746,937	308,875
Net investment income	56,791,470	2,729,519
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,785,941	229,828
Foreign currency exchange contracts	(3,467,554)	(297,626)
Foreign currency transactions	1,657,464	275,270
	975,851	207,472
Net change in unrealized appreciation (depreciation) on:
Investments	6,993,234	(283,884)
Foreign currency exchange contracts	(1,990,292)	(134,759)
Foreign currency translation	(21,771)	(1,398)
	4,981,171	(420,041)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,957,022	(212,569)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 62,748,492	$2,516,950

The accompanying notes are an integral part of these financial statements.

29

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Year Ended September 30, 2024 (Continued)

	CrossingBridge Ultra-Short Duration Fund	CrossingBridge Pre-Merger SPAC ETF
INVESTMENT INCOME
Interest income	$7,785,988	$205,791
Dividend income	—	—
Total investment income	7,785,988	205,791
EXPENSES
Management fees (Note 4)	746,647	559,345
Shareholder servicing fees - Institutional Class (Note 5)	114,869	—
Administration and accounting fees (Note 6)	81,591	—
Transfer agent fees and expenses (Note 6)	37,138	—
Audit and tax fees	26,458	—
Trustees’ fees	25,665	—
Federal and state registration fees	24,222	—
Legal fees	20,535	—
Custody fees (Note 6)	18,642	—
Chief Compliance Officer fees (Note 6)	12,088	—
Pricing fees (Note 6)	11,221	—
Insurance fees	3,204	—
Reports to shareholders	3,183	—
Interest expense (Note 11)	109
Tax expense	—	46,615
Other expenses	8,467	—
Total expenses	1,134,039	605,960
Recoupment or (waivers) by Adviser (Note 4)	(99,966)	—
Net expenses	1,034,073	605,960
Net investment income (loss)	6,751,915	(400,169)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	228,576	2,796,289
In-kind redemptions	—	67,698
Foreign currency exchange contracts	(170,943)	—
Foreign currency transactions	134,098	—
	191,731	2,863,987
Net change in unrealized appreciation (depreciation) on:
Investments	99,665	642,263
Foreign currency exchange contracts	(134,380)	—
Foreign currency translation	116	—
	(34,599)	642,263
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	157,132	3,506,250
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 6,909,047	$3,106,081

The accompanying notes are an integral part of these financial statements.

30

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Year Ended September 30, 2024 (Continued)

RiverPark Strategic Income Fund
INVESTMENT INCOME
Interest income	$35,802,316
Dividend income (1)	1,120,140
Total investment income	36,922,456
EXPENSES
Management fees (Note 4)	2,713,125
Investment interest expense	521,940
Shareholder servicing fees - Institutional Class (Note 5)	459,144
Administration and accounting fees (Note 6)	220,593
Dividend expense	83,033
Transfer agent fees and expenses (Note 6)	76,460
Legal fees	70,227
Distribution (12b-1) expense (Note 5)	66,100
Federal and state registration fees	56,577
Custody fees (Note 6)	40,062
Audit and tax fees	32,899
Reports to shareholders	27,650
Trustees’ fees	25,747
Pricing fees (Note 6)	20,266
Chief Compliance Officer fees (Note 6)	12,126
Insurance fees	4,484
Interest expense (Note 11)	1,798
Other expenses	11,423
Total expenses	4,443,654
Recoupment or (waivers) by Adviser (Note 4)	—
NET EXPENSES	4,443,654
Net investment income	32,478,802
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,019,736)
Written options	(41,657)
Foreign currency exchange contracts	(1,934,404)
Foreign currency transactions	497,094
(3,498,703)
Net change in unrealized appreciation (depreciation) on:
Investments	10,688,443
Short securities	(270,607)
Written options	(59,349)
Foreign currency exchange contracts	(898,195)
Foreign currency translation	(25,466)
9,434,826
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,936,123
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 38,414,925

(1)	Net of foreign taxes withheld of $1,130.
The accompanying notes are an integral part of these financial statements.

31

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$56,791,470	$39,203,205
Net realized gain (loss) on:
Investments	2,785,941	(8,640,591)
Forward currency exchange contracts	(3,467,554)	(2,799,126)
Foreign currency transactions	1,657,464	(51,451)
Net change in unrealized appreciation (depreciation) on:
Investments	6,993,234	9,284,097
Forward currency exchange contracts	(1,990,292)	(1,618,383)
Foreign currency translation	(21,771)	52,734
Net increase in net assets from operations	62,748,492	35,430,485
FROM DISTRIBUTIONS
Distributable earnings	(57,352,230)	(45,038,845)
Decrease in net assets resulting from distributions paid	(57,352,230)	(45,038,845)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares - Institutional Class	613,351,335	314,420,834
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	49,013,882	36,263,479
Payments for shares redeemed - Institutional Class	(238,177,086)	(279,538,917)
Net increase in net assets from capital share transactions	424,188,131	71,145,396
TOTAL INCREASE IN NET ASSETS	429,584,393	61,537,036
NET ASSETS:
Beginning of year	606,430,030	544,892,994
End of year	$1,036,014,423	$606,430,030

The accompanying notes are an integral part of these financial statements.

32

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$2,729,519	$2,047,139
Net realized gain (loss) on:
Investments	229,828	(918,656)
Forward currency exchange contracts	(297,626)	(295,000)
Foreign currency transactions	275,270	41,180
Contribution by Affiliate	—	12
Net change in unrealized appreciation (depreciation) on:
Investments	(283,884)	922,214
Forward currency exchange contracts	(134,759)	(60,927)
Foreign currency translation	(1,398)	2,892
Net increase in net assets from operations	2,516,950	1,738,854
FROM DISTRIBUTIONS
Distributable earnings	(2,712,068)	(2,448,649)
Decrease in net assets resulting from distributions paid	(2,712,068)	(2,448,649)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares - Institutional Class	22,192,777	9,198,001
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	2,239,119	2,005,227
Payments for shares redeemed - Institutional Class	(10,831,040)	(4,363,352)
Net increase in net assets from capital share transactions	13,600,856	6,839,876
TOTAL INCREASE IN NET ASSETS	13,405,738	6,130,081
NET ASSETS:
Beginning of year	27,292,571	21,162,490
End of year	$40,698,309	$27,292,571

The accompanying notes are an integral part of these financial statements.

33

CROSSINGBRIDGE ULTRA SHORT DURATION FUND
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$6,751,915	$4,525,977
Net realized gain (loss) on:
Investments	228,576	88,769
Forward currency exchange contracts	(170,943)	(181,601)
Foreign currency transactions	134,098	43,799
Net change in unrealized appreciation (depreciation) on:
Investments	99,665	83,230
Forward currency exchange contracts	(134,380)	(32,312)
Foreign currency translation	116	(282)
Net increase in net assets from operations	6,909,047	4,527,580
FROM DISTRIBUTIONS
Distributable earnings	(6,681,815)	(5,115,777)
Decrease in net assets resulting from distributions paid	(6,681,815)	(5,115,777)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares - Institutional Class	90,289,271	50,611,714
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	2,152,664	570,230
Payments for shares redeemed - Institutional Class	(17,997,922)	(24,381,265)
Net increase in net assets from capital share transactions	74,444,013	26,800,679
TOTAL INCREASE IN NET ASSETS	74,671,245	26,212,482
NET ASSETS:
Beginning of year	94,545,482	68,333,000
End of year	$169,216,727	$94,545,482

The accompanying notes are an integral part of these financial statements.

34

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
FROM OPERATIONS
Net investment loss	$(400,169)	$(91,702)
Net realized gain (loss) on:
Investments	2,796,289	2,801,576
In-kind redemptions	67,698	249,785
Forward currency exchange contracts	—	(169,334)
Foreign currency transactions	—	6,745
Net change in unrealized appreciation (depreciation) on:
Investments	642,263	1,433,571
Forward currency exchange contracts	—	(59,606)
Net increase in net assets from operations	3,106,081	4,171,035
FROM DISTRIBUTIONS
Distributable earnings	(3,557,131)	(636,389)
Decrease in net assets resulting from distributions paid	(3,557,131)	(636,389)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares - NAV	6,233,004	14,550,494
Net asset value of shares issued to shareholders in payment of distributions declared - NAV	—	—
Payments for shares redeemed - NAV	(5,830,954)	(12,414,961)
Net increase in net assets from capital share transactions	402,050	2,135,533
TOTAL INCREASE (decrease) IN NET ASSETS	(49,000)	5,670,179
NET ASSETS:
Beginning of year	68,981,710	63,311,531
End of year	$68,932,710	$68,981,710

The accompanying notes are an integral part of these financial statements.

35

RIVERPARK STRATEGIC INCOME FUND
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
FROM OPERATIONS
Net investment income	$32,478,802	$20,058,023
Net realized gain (loss) on:
Investments	(2,019,736)	(7,024,574)
Written options	(41,657)	598,009
Forward currency exchange contracts	(1,934,404)	(305,867)
Foreign currency transactions	497,094	(86,217)
Net change in unrealized appreciation (depreciation) on:
Investments	10,417,836	3,099,045
Written options	(59,349)	59,440
Forward currency exchange contracts	(898,195)	(198,353)
Foreign currency translation	(25,466)	52,936
Net increase in net assets from operations	38,414,925	16,252,442
FROM DISTRIBUTIONS
Distributable earnings:
Institutional Class Shares	(30,478,525)	(19,952,177)
Retail Class Shares	(1,966,634)	(1,538,019)
Decrease in net assets resulting from distributions paid	(32,445,159)	(21,490,196)
FROM CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sales of shares	237,590,241	262,636,965
Net asset value of shares issued to shareholders in payment of distributions declared	30,291,771	19,751,686
Payments for shares redeemed	(163,463,981)	(94,214,531)
Net increase in net assets from Institutional Class Shares capital share transactions	104,418,031	188,174,120
Retail Class Shares
Proceeds from sales of shares	30,312,292	11,334,312
Net asset value of shares issued to shareholders in payment of distributions declared	1,922,344	1,487,966
Payments for shares redeemed	(10,912,056)	(12,264,124)
Net increase in net assets from Retail Class Shares capital share transactions	21,322,580	558,154
Net increase in net assets from capital share transactions	125,740,611	188,732,274
TOTAL INCREASE IN NET ASSETS	131,710,377	183,494,520
NET ASSETS:
Beginning of year	371,960,520	188,466,000
End of year	$503,670,897	$371,960,520

The accompanying notes are an integral part of these financial statements.

36

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$9.66	$9.84	$10.36	$9.86	$10.04
Income from investment operations:
Net investment income(1)	0.71	0.72	0.33	0.34	0.35
Net realized and unrealized gain (loss) on investments(2)	0.09	(0.06)	(0.36)	0.54	(0.18)
Total from investment operations	0.80	0.66	(0.03)	0.88	0.17
Less distributions paid:
From net investment income	(0.71)	(0.73)	(0.33)	(0.38)	(0.35)
From net realized gains	—	(0.11)	(0.16)	—	—
Total distributions paid	(0.71)	(0.84)	(0.49)	(0.38)	(0.35)
Net asset value end of year	$9.75	$9.66	$9.84	$10.36	$9.86
Total return(3)	8.51%	7.02%	−0.39%	9.13%	1.80%
Supplemental Data and Ratios:
Net assets, end of year (000’s)	$1,036,014	$606,430	$544,893	$326,484	$144,124
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	0.86%(4)	0.90%(5)	0.88%(6)	0.91%(7)	0.96%
After waivers and reimbursements of expenses	0.86%(4)	0.90%(5)	0.88%(6)	0.88%(7)	0.90%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses	7.23%	7.33%	3.30%	3.34%	3.35%
After waivers and reimbursements of expenses	7.23%	7.33%	3.30%	3.37%	3.41%
Portfolio turnover rate(8)	124.47%	130.57%	136.70%	169.73%	224.86%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)	Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.85%.
(5)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.89%.
(6)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.85%.
(7)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be unchanged.
(8)	Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

37

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year/Period

	Year Ended September 30,			Period From June 30, 2021(1) through September 30, 2021
	2024	2023	2022
Net Asset Value, Beginning of Year/Period	$9.36	$9.65	$10.01	$10.00
Income from investment operations:
Net investment income(2)	0.75	0.81	0.38	0.06
Net realized and unrealized loss on investments(3)	(0.04)	(0.13)	(0.33)	(0.01)
Total from investment operations	0.71	0.68	0.05	0.05
Less distributions paid:
From net investment income	(0.74)	(0.83)	(0.39)	(0.04)
From net realized gains	—	(0.14)	(0.02)	—
Total distributions paid	(0.74)	(0.97)	(0.41)	(0.04)
Net asset value, end of year/period	$9.33	$9.36	$9.65	$10.01
Total return(4)	7.74%	7.45%	0.45%	0.57%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$40,698	$27,293	$21,162	$16,889
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	1.50%	1.70%	1.97%	2.77%
After waivers and reimbursements of expenses(5)	0.90%	0.90%	0.89%	0.91% (6)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(5)	7.37%	7.70%	2.75%	0.50%
After waivers and reimbursements of expenses(5)	7.97%	8.50%	3.83%	2.36%
Portfolio turnover rate(7)	151.44%	129.55%	173.58%	39.47%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized loss per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets after waivers and reimbursement of expenses includes bank loan service charges. Excluding these charges, the ratio was 0.90%.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

38

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year/Period

	Year Ended September 30,			Period From June 30, 2021(1) through September 30, 2021
	2024	2023	2022
Net Asset Value, Beginning of Year/Period	$9.91	$9.97	$10.01	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.59	0.53	0.16	(0.01)
Net realized and unrealized gain (loss) on investments(3)	0.01	0.00(4)	(0.05)	0.02
Total from investment operations	0.60	0.53	0.11	0.01
Less distributions paid:
From net investment income	(0.57)	(0.53)	(0.14)	—
From net realized gains	—	(0.06)	(0.01)	—
Total distributions paid	(0.57)	(0.59)	(0.15)	—
Net asset value, end of year/period	$9.94	$9.91	$9.97	$10.01
Total return(5)	6.23%	5.44%	1.12%	0.07%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$169,2.17	$94,545	$68,333	$37,061
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)	0.99%	1.05%	1.13%	2.68%
After waivers and reimbursements of expenses(6)	0.90%	0.90%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements of expenses(6)	5.79%	5.18%	1.40%	(2.06%)
After waivers and reimbursements of expenses(6)	5.88%	5.33%	1.64%	(0.28%)
Portfolio turnover rate(7)	154.21%	217.47%	155.17%	41.74%

(1)	Commencement of investment operations.
(2)	Per share net investment income (loss) was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)	Amount between $0.00 and $0.005 per share.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

39

CROSSINGBRIDGE PRE-MERGER SPAC ETF
FINANCIAL HIGHLIGHTS
NAV
Per Share Data for a Share Outstanding Throughout Each Year/Period

	Year Ended September 30,			Period From September 20, 2021(1) through September 30, 2021
	2024	2023	2022
Net Asset Value, Beginning of Year/Period	$21.69	$20.56	$20.01	$20.00
Income from investment operations:
Net investment loss(2)	(0.12)	(0.03)	(0.16)	(0.00) (3)
Net realized and unrealized gain on investments(4)	1.08	1.38	0.73	0.01
Total from investment operations	0.96	1.35	0.57	0.01
Less distributions paid:
From net investment income	(0.79)	(0.19)	(0.02)	—
From net realized gains	(0.32)	(0.03)	—	—
Total distributions paid	(1.11)	(0.22)	(0.02)	—
Net asset value, end of year/period	$21.54	$21.69	$20.56	$20.01
Total return(5)	4.54%	6.63%	2.85%	0.03%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$68,933	$68,982	$63,312	$5,802
Ratio of expenses to average net assets(6)	0.87%	0.80%	0.81%	0.80%
Ratio of net investment loss to average net assets(6)	(0.57%)	(0.14%)	(0.77%)	(0.80%)
Portfolio turnover rate(7)(8)	92.91%	146.32%	190.57%	4.29%

(1)	Commencement of investment operations.
(2)	Per share net investment loss was calculated using average shares outstanding method.
(3)	Amount between $(0.005) and $0.00 per share.
(4)
Net realized and unrealized gain per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(8)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

40

RIVERPARK STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$8.54	$8.71	$9.33	$8.60	$9.10
Income from investment operations:
Net investment income(1)	0.67	0.68	0.45	0.45	0.49
Net realized and unrealized gain (loss) on investments(2)	0.13	(0.14)	(0.55)	0.70	(0.51)
Total from investment operations	0.80	0.54	(0.10)	1.15	(0.02)
Less distributions paid:
From net investment income	(0.67)	(0.71)	(0.52)	(0.42)	(0.48)
From net realized gains	—	—	—	—	—
Total distributions paid	(0.67)	(0.71)	(0.52)	(0.42)	(0.48)
Net asset value, end of year	$8.67	$8.54	$8.71	$9.33	$8.60
Total return(3)	9.76%	6.55%	−1.27%	13.59%	−0.10%
Supplemental Data and Ratios:
Net assets, end of year (000’s)	$462,216	$352,180	$168,885	$195,997	$177,850
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	1.05% (4)	0.98% (5)	1.10% (5)	1.18% (6)	1.05% (7)
After waivers and reimbursements of expenses	1.05% (4)	0.98% (5)	1.10% (5)	1.18% (6)	1.05% (7)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses	7.80%	7.92%	4.93%	4.94%	5.58%
After waivers and reimbursements of expenses	7.80%	7.92%	4.93%	4.94%	5.58%
Portfolio turnover rate(8)	116.98%	104.44%	72.00%	89.00%	109.00%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)	Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.90%.
(5)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.94%.
(6)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.92%.
(7)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.91%.
(8)	Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

41

RIVERPARK STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Retail Class
Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$8.56	$8.72	$9.33	$8.60	$9.09
Income from investment operations:
Net investment income(1)	0.65	0.66	0.44	0.44	0.47
Net realized and unrealized gain (loss) on investments(2)	0.13	(0.13)	(0.56)	0.68	(0.50)
Total from investment operations	0.78	0.53	(0.12)	1.12	(0.03)
Less distributions paid:
From net investment income	(0.63)	(0.69)	(0.49)	(0.39)	(0.46)
From net realized gains	—	—	—	—	—
Total distributions paid	(0.63)	(0.69)	(0.49)	(0.39)	(0.46)
Net asset value, end of year	$8.71	$8.56	$8.72	$9.33	$8.60
Total return(3)	9.48%	6.30%	−1.41%	13.44%	−0.36%
Supplemental Data and Ratios:
Net assets, end of year (000’s)	$41,455	$19,781	$19,581	$13,070	$10,479
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	1.29% (4)	1.23% (5)	1.27% (6)	1.33% (7)	1.22% (8)
After waivers and reimbursements of expenses	1.29% (4)	1.23% (5)	1.27% (6)	1.33% (7)	1.22% (8)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses	7.53%	7.65%	4.84%	4.80%	5.40%
After waivers and reimbursements of expenses	7.53%	7.65%	4.84%	4.80%	5.40%
Portfolio turnover rate(9)	116.98%	104.44%	72.00%	89.00%	109.00%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)	Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.16%.
(5)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.19%.
(6)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.11%.
(7)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.07%.
(8)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.08%.
(9)	Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

42

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
(1)	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the “Funds”) are comprised of the CrossingBridge Low Duration High Income Fund (formerly known as CrossingBridge Low Duration High Yield Fund), the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration Fund and RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The RiverPark Strategic Income Fund seeks high current income and capital appreciation consistent with the preservation of capital.
The CrossingBridge Low Duration High Income Fund commenced investment operations on February 1, 2018. The Fund has registered both Retail Class Shares and Institutional Class Shares. During the year ended September 30, 2024, only the Institutional Class Shares were operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.
The RiverPark Strategic Income Fund was formerly a series of the RiverPark Funds Trust and commenced operations on September 30, 2013 (the “Predecessor Fund”). After the close of business May 12, 2023, the assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the “Reorganization”). The RiverPark Strategic Income Fund offers both Institutional and Retail Class of shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
CrossingBridge Advisors, LLC (the “Adviser”) serves as investment adviser to each of the Funds.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by a Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies (“SPACs”), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest

43

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Debt securities, including corporate bonds, bank loans, commercial paper, and short- term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Options that are traded on a national securities exchange are valued at the last reported sale price on the exchange on which the security is principally traded.
Except for contracts maturing in two or fewer days, which are valued at the spot rate, forward currency contracts are valued at the midpoint prices calculated using an interpolation methodology that incorporates foreign-exchange prices obtained from an approved Independent Pricing Service for standard forward-settlement periods, such as one month, three months, six months, and one year.
SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de- SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Investments are held at fair value. If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Adviser. The Board of Trustees has approved the Adviser as the Valuation Designee in accordance with Rule 2a-5 of the 1940 Act.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.

44

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of September 30, 2024:
CrossingBridge Low Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset-Backed Securities	$—	$47,594,347	$ —	$47,594,347
Bank Loans	—	94,270,644	9,021,214	103,291,858
Common Stocks	0(3)	344,023	1,200,744	1,544,767
Commercial Paper	—	96,989,741	—	96,989,741
Convertible Bonds	—	32,484,739	6,158,250	38,642,989
Corporate Bonds	—	584,520,786	5,858,973	590,379,759
Mortgage-Backed Securities	—	50,850,666	—	50,850,666
Municipal Bonds	—	2,175,000	—	2,175,000
Preferred Stocks	10,508,229	—	—	10,508,229
Real Estate Investment Trusts	2,923,070	—	—	2,923,070
Special Purpose Acquisition Companies	3,711,727	573	0(3)	3,712,300
Warrants	1,167	15,623	0(3)	16,790
Money Market Funds	46,772,811	—	—	46,772,811
Total Assets	$63,917,004	$909,246,142	$22,239,181	$995,402,327
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(1,454,847)	$—	$(1,454,847)
Total Other Financial Instruments	$—	$(1,454,847)	$—	$(1,454,847)

(1)	See the Schedule of Investments for industry classifications.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Amount is less than $0.50.

45

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
CrossingBridge Responsible Credit Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset-Backed Securities	$ —	$855,122	$—	$855,122
Bank Loans	—	8,629,400	845,816	9,475,216
Commercial Paper	—	4,211,662	—	4,211,662
Common Stocks	—	—	198,000	198,000
Convertible Bonds	—	920,034	—	920,034
Corporate Bonds	—	20,873,673	151,505	21,025,178
Preferred Stocks	457,370	—	—	457,370
Real Estate Investment Trusts	184,922	—	—	184,922
Money Market Funds	2,395,757	—	—	2,395,757
Total Assets	$3,038,049	$35,489,891	$1,195,321	$39,723,261
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(91,414)	$—	$(91,414)
Total Other Financial Instruments	$—	$(91,414)	$—	$(91,414)

(1)	See the Schedule of Investments for industry classifications.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
CrossingBridge Ultra-Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset-Backed Securities	$—	$7,785,331	$—	$7,785,331
Bank Loans	—	6,335,145	2,706,612	9,041,757
Commercial Paper	—	8,207,430	—	8,207,430
Convertible Bonds	—	2,739,541	925,650	3,665,191
Corporate Bonds	—	111,448,896	—	111,448,896
Mortgage-Backed Securities	—	14,709,188	—	14,709,188
Municipal Bonds	—	4,225,000	—	4,225,000
Special Purpose Acquisition Companies	—	—	0(3)	0(3)
Warrants	175	—	—	175
Money Market Funds	4,168,599	—	—	4,168,599
Total Assets	$4,168,774	$155,450,531	$3,632,262	$163,251,567
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(94,070)	$—	$(94,070)
Total Other Financial Instruments	$—	$(94,070)	$—	$(94,070)

(1)	See the Schedule of Investments for industry classifications.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Amount is less than $0.50.

46

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
CrossingBridge Pre-Merger SPAC ETF

	Level 1	Level 2	Level 3	Total
Assets(1):
Commercial Paper	$—	$997,519	$ —	$997,519
Special Purpose Acquisition Companies	48,320,196	18,447,617	0(2)	66,767,813
Rights	48,782	71,625	—	120,407
Warrants	22,708	35,498	—	58,206
Money Market Funds	1,019,707	—	—	1,019,707
Total Assets	$49,411,393	$19,552,259	$0(2)	$68,963,652

(1)	See the Schedule of Investments for industry classifications.
(2)	Amount is less than $0.50.
RiverPark Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset-Backed Securities	$—	$7,692,677	$—	$7,692,677
Bank Loans	—	98,992,862	—	98,992,862
Commercial Paper	—	35,261,593	—	35,261,593
Common Stocks	3,024,026	—	4,516,285	7,540,311
Convertible Bonds	—	19,523,568	3,538,550	23,062,118
Corporate Bonds	—	232,807,159	2,243,370	235,050,529
Mortgage-Backed Securities	—	25,854,100	—	25,854,100
Preferred Stocks	6,810,899	—	—	6,810,899
Real Estate Investment Trusts	3,399,638	—	—	3,399,638
Special Purpose Acquisition Companies	1,001,000	1,326,777	0(4)	2,327,777
U.S. Treasury Securities	—	18,023,960	—	18,023,960
Warrants	671	—	0(4)	671
Money Market Funds	34,456,531	—	—	34,456,531
Total Assets	$48,692,765	$439,482,696	$10,298,205	$498,473,666
Liabilities(1):
Corporate Bonds	$—	$(3,579,666)	$—	$(3,579,666)
U.S. Treasury Securities	—	(6,046,141)	—	(6,046,141)
Total Liabilities	$—	$(9,625,807)	$—	$(9,625,807)
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(701,458)	$—	$(701,458)
Written Options(3)	(51,970)	(224,725)	—	(276,695)
Total Other Financial Instruments	$(51,970)	$(926,183)	$—	$(978,153)

(1)	See the Schedule of Investments for industry classifications.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Written option contracts are included in the Schedule of Written Options and are reflected at the market value of the instrument.
(4)	Amount is less than $0.50.

47

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:
CrossingBridge Low Duration High Income Fund

	Bank Loans	Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance – October 1, 2023	$—	$ —	$6,158,250	$9,053,892	$ 1,405	$0
Purchases	9,332,477	—	—	1,407,597	—	—
Sales	(311,263)	—	—	(871,147)	—	—
Realized gains	—	—	—	57,632	—	—
Realized losses	—	—	—	—	(67)	—
Accretion of discount/ (amortization of premium)	—	—	—	197,348	—	—
Corporate action	—	905,019	—	—	—	(50,433)
Change in unrealized appreciation (depreciation)	—	295,725	—	(3,986,349)	(588)	50,433
Transfer in/(out) of Level 3	—	—	—	—	(750)	—
Ending Balance – September 30, 2024	$9,021,214	$1,200,744	$6,158,250	$5,858,973	$0	$0

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at September 30, 2024, includes the following:

Bank Loans	Common Stock	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
$ —	$295,725	$ —	$(4,193,830)	$ —	$ —

CrossingBridge Responsible Credit Fund

	Bank Loans	Common Stocks	Corporate Bonds
Beginning Balance – October 1, 2023	$—	$177,600	$755,008
Purchases	875,000	—	3,893
Sales	(29,184)	—	—
Realized gains	—	—	—
Realized losses	—	—	—
Accretion of discount	—	—	—
Change in unrealized appreciation (depreciation)	—	20,400	(607,396)
Transfer in/(out) of Level 3	—	—	—
Ending Balance – September 30, 2024	$845,816	$198,000	$151,505

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at September 30, 2024, includes the following:

Bank Loans	Common Stocks	Corporate Bonds
$ —	$20,400	$(607,396)

48

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
CrossingBridge Ultra-Short Duration Fund

	Bank Loans	Convertible Bonds	Special Purpose Acquisition Companies
Beginning Balance – October 1, 2023	$—	$925,650	$ 0
Purchases	2,800,000	—	—
Sales	(93,388)	—	—
Realized gains	—	—	—
Realized losses	—	—	—
Accretion of discount	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Transfer in/(out) of Level 3	—	—	—
Ending Balance – September 30, 2024	$2,706,612	$925,650	$0

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at September 30, 2024, includes the following:

Bank Loans	Convertible Bonds	Special Purpose Acquisition Companies
$ —	$ —	$ —

CrossingBridge Pre-Merger SPAC ETF

	Special Purpose Acquisition Companies	Warrants
Beginning Balance – October 1, 2023	$ 388	$0
Purchases	—	—
Sales	—	(0)
Realized gains	—	—
Realized losses	(40)	(17,367)
Change in unrealized appreciation (depreciation)	(348)	17,367
Transfer in/(out) of Level 3	—	—
Ending Balance – September 30, 2024	$0	$—

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at September 30, 2024, includes the following:

Special Purpose Acquisition Companies	Warrants
$ —	$ —

49

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
RiverPark Strategic Income Fund

	Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance – October 1, 2023	$2,553,888	$3,538,550	$3,666,946	$ 1,073	$ 0
Purchases	—	—	2,221,424	—	—
Sales	—	—	—	—	—
Realized gains	—	—	—	—	—
Realized losses	—	—	—	(39)	—
Accretion of discount/(amortization of premium)	—	—	(2,960)	—	—
Corporate action	2,215,152	—	(1,537,589)	—	—
Change in unrealized appreciation (depreciation)	(252,755)	—	(2,104,451)	(344)	—
Transfer in/(out) of Level 3	—	—	—	(690)	—
Ending Balance – September 30, 2024	$4,516,285	$3,538,550	$2,243,370	$0	$0

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at September 30, 2024, includes the following:

Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
$(252,755)	$ —	$(2,098,872)	$ —	$ —

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants
Primarily based on financial analysis employing quantitative and qualitive inputs such as but may not be limited to: discounted cashflow, sum-of-parts, competitive comparable valuations, and liquidation analysis.

Special Purpose Acquisition Companies (SPACs); SPAC founder shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.
Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

50

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:
CrossingBridge Low Duration High Income Fund

Descriptions	Fair Value September 30, 2024	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Bank Loans	$9,021,214	Market Approach	Transaction price	N/A	N/A	Increase
Common Stocks	$1,200,744	Market Approach	Enterprise Value	$1.42	$1.42	Increase
			Discount	15.00%	15.00%	Decrease
Convertible Bonds	$6,158,250	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
Corporate Bonds	$5,858,973	Market Approach	Yield to maturity	12.55%	12.55%	Decrease
			Implied coupon rate	0%	0.00%	Increase
			Recoverable value	$20	$20	Increase
			Transaction price	N/A	N/A	Increase
Special Purpose Acquisiton Companies	$0	Market Approach	Liquidation proceeds	$0	$0	Increase
Warrants	$0	Market Approach	Recoverable value	$0	$0	Increase

CrossingBridge Responsible Credit Fund

Descriptions	Fair Value September 30, 2024	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Bank Loans	$845,816	Market Approach	Transaction price	N/A	N/A	Increase
Common Stocks	$198,000	Market Approach	Broker quote	$66,000	$66,000	Increase
Corporate Bonds	$151,505	Market Approach	Recoverable value	$20	$20	Increase
			Transaction price	N/A	N/A	Increase

CrossingBridge Ultra-Short Duration Fund

Descriptions	Fair Value September 30, 2024	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Bank Loans	$2,706,612	Market Approach	Transaction price	N/A	N/A	Increase
Convertible Bonds	$925,650	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
Special Purpose Acquisiton Companies	$0	Market Approach	Liquidation proceeds	$0	$0	Increase

CrossingBridge Pre-Merger SPAC ETF

Descriptions	Fair Value September 30, 2024	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Special Purpose Acquisiton Companies	$0	Market Approach	Liquidation proceeds	$0	N/A	Increase

51

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
RiverPark Strategic Income Fund

Descriptions	Fair Value September 30, 2024	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Common Stocks	$4,516,286	Market Approach	Broker quote	$66,000	$66,000	Increase
			Recoverable value	$0	$0	Increase
			Enterprise Value	$1.42	$1.42	Increase
			Discount	15.00%	15.00%	Decrease
Convertible Bonds	$3,538,550	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
Corporate Bonds	$2,243,370	Market Approach	Transaction price	N/A	N/A	Increase
			Recoverable value	$0 - $20	$20	Increase
Special Purpose Acquisiton Companies	$0	Market Approach	Liquidation proceeds	$0	$0	Increase
Warrants	$0	Market Approach	Recoverable value	$0	$0	Increase

(1)	Weighted average by the relative fair vaue of the investments in that asset class.
(2)	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.
(b)
Foreign Securities and Currency Transactions. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c)
Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended September 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended September 30, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

52

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
(d)
Distributions to Shareholders. In general, the Mutual Funds will distribute any net investment income monthly, and any net realized capital gains at least annually. The ETF will distribute any net investment income annually and any net realized capital gains at least annually. The Funds may make additional distributions if deemed to be desirable during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.
(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g)
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of a Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 fees are expensed at up to 0.25% of average daily net assets of the Retail Class shares of the RiverPark Strategic Income Fund. Shareholder servicing fees can be expensed up to 0.15% of average daily net assets of each Mutual Fund’s Institutional Class shares and for the Retail Class shares of the RiverPark Strategic Income Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Mutual Funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i)
Loan Participation. When purchasing participation interests in a loan, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

53

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
(j)
Derivatives. The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. The use of derivatives may involve additional investment risks, including counterparty credit risk, i.e., the risk that a Fund may experience delay in obtaining financial recovery in the event a counterparty experiences financial difficulty. To mitigate this risk, the Adviser will seek to effect derivative transactions with only counterparties that they believe are creditworthy.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the year ended September 30, 2024, the monthly average quantity and notional value of derivatives are described below:
CrossingBridge Low Duration High Income Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	4	$104,897,387
Warrants	38,008,590	18,299

CrossingBridge Responsible Credit Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	3	$7,636,730

CrossingBridge Ultra-Short Duration Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	3	$9,264,560
Warrants	5,553	0

CrossingBridge Pre-Merger SPAC ETF

	Monthly Average Contracts	Monthly Average Notional Value
Warrants	179,200	$18,797

RiverPark Strategic Income Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	4	$56,953,992
Options Contracts	1,630	167,149
Warrants	20,880,280	153,594

Statements of Assets and Liabilities
Fair value of derivative instruments as of September 30, 2024 are described below:
CrossingBridge Low Duration High Income Fund

	Asset Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Warrants	Investments, at value	$16,790

54

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$1,454,847

CrossingBridge Responsible Credit Fund

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$91,414

CrossingBridge Ultra-Short Duration Fund

	Asset Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation of forward currency exchange contracts	$43,424
Warrants	Investments, at value	175

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$137,494

CrossingBridge Pre-Merger SPAC ETF

	Asset Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Warrants	Investments, at value	$58,206

RiverPark Strategic Income Fund

Asset Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Warrants	Investments, at value	$ 671

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$701,458
Options Contracts	Written options, at value	276,695

55

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2024 are described below:
CrossingBridge Low Duration High Income Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(3,467,554)
Warrants*	(53,802)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(1,990,292)
Warrants*	35,186

CrossingBridge Responsible Credit Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(297,626)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(134,759)

CrossingBridge Ultra-Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(170,943)
Warrants*	0

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(134,380)
Warrants*	(19)

CrossingBridge Pre-Merger SPAC ETF

Amount of Realized Gain (Loss) on Derivatives
Warrants*	$(26,894)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Warrants*	$20,483

56

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
RiverPark Strategic Income Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(1,934,404)
Purchased Option Contracts*	43,883
Warrants*	1,909
Written Option Contracts	(41,657)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(898,195)
Purchased Options Contracts*	(40,875)
Warrants*	(10,253)
Written Options Contracts	(59,349)

*	Warrants and purchased options are included in the realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments, as applicable.
(k)
Indemnifications. Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(3)	Federal Tax Matters
The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:
CrossingBridge Low Duration High Income Fund

	Year Ended September 30,
	2024	2023
Ordinary Income	$57,352,230	$40,273,760
Long Term Capital Gain	—	4,765,085

CrossingBridge Responsible Credit Fund

	Year Ended September 30,
	2024	2023
Ordinary Income	$2,712,068	$2,264,257
Long Term Capital Gain	—	184,392

CrossingBridge Ultra-Short Duration Fund

	Year Ended September 30,
	2024	2023
Ordinary Income	$6,681,815	$4,892,271
Long Term Capital Gain	—	223,506

57

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
CrossingBridge Pre-Merger SPAC ETF

	Year Ended September 30,
	2024	2023
Ordinary Income	$3,538,800	$636,389
Long Term Capital Gain	18,331	—

RiverPark Strategic Income Fund

	Year Ended September 30,
	2024	2023
Ordinary Income	$32,445,159	$21,490,196
Long Term Capital Gain	—	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2024.
As of September 30, 2024, the components of distributable earnings and cost of investments on a tax basis were as follows:

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration Fund	CrossingBridge Pre-Merger SPAC ETF	RiverPark Strategic Income Fund
Cost basis of investments for federal income tax purposes	$1,004,190,566	$40,095,958	$163,932,428	$68,012,403	$493,104,693
Gross tax unrealized appreciation	$12,413,807	$900,943	$631,091	$2,565,638	$11,437,345
Gross tax unrealized depreciation	(20,450,115)	(1,235,295)	(1,268,822)	(1,614,389)	(15,670,366)
Total net tax unrealized appreciation (depreciation) on investments	$(8,036,308)	$(334,352)	$(637,731)	$951,249	$(4,233,021)
Undistributed ordinary income	2,697,805	332,762	261,641	2,308,112	1,174,606
Undistributed long-term capital gain	—	—	—	385,719	—
Other accumulated earnings (losses)	(18,073,198)	(1,537,573)	(245,938)	—	(78,518,415)
Total distributable earnings (accumulated loss)	$(23,411,701)	$(1,539,163)	$(622,028)	$3,645,080	$(81,576,830)

Investments for federal income tax purposes in the above table include foreign currencies and derivatives. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and tax treatment of passive foreign investment companies.
At September 30, 2024, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term
CrossingBridge Low Duration High Income Fund	$7,683,691	$10,409,276
CrossingBridge Responsible Credit Fund	806,790	731,753
CrossingBridge Ultra-Short Duration Fund	—	245,989
CrossingBridge Pre-Merger SPAC ETF	—	—
RiverPark Strategic Income Fund	10,544,433	68,000,660

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year

58

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
ended September 30, 2024, the following reclassifications were made on the Statements of Asset and Liabilities due to permanent tax differences related to redemptions in kind and non-deductible excise tax:

	Paid-in Capital	Total Distributable Earnings
CrossingBridge Low Duration High Income Fund	$ —	$ —
CrossingBridge Responsible Credit Fund	$—	$—
CrossingBridge Ultra-Short Duration Fund	$—	$—
CrossingBridge Pre-Merger SPAC ETF	$(63,188)	$63,188
RiverPark Strategic Income Fund	$—	$—

(4)	Investment Adviser
The Trust has an investment advisory agreement with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of this agreement, the Trust, on behalf of the Mutual Funds, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of each Mutual Fund’s respective average daily net assets.
In addition, pursuant to a separate investment advisory agreement between the Trust, on behalf of the ETF, and the Adviser, the Adviser is responsible for managing the ETF in accordance with its investment objectives. For the services it provides the ETF, the ETF pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the ETF’s average daily net assets. Under this agreement, the Adviser has agreed to pay all expenses of the ETF except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.
With respect to the Mutual Funds, the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through January 31, 2026 to the extent necessary to ensure that a Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by a Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) does not exceed 0.80% of the respective average daily net assets of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund and CrossingBridge Responsible Credit Fund, or 0.82% of the average daily net assets of the RiverPark Strategic Income Fund.
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursement will not cause a Mutual Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. During the fiscal year ended September 30, 2024, the Adviser recouped $37,602 of previously waived expenses in the CrossingBridge Low Duration High Income Fund. The following table shows the remaining waiver or reimbursed expenses for the Mutual Funds subject to potential recovery expiring:

	Expiring:
	9/30/2025	9/30/2026	9/30/2027
CrossingBridge Low Duration High Income Fund	$—	$—	$—
CrossingBridge Responsible Credit Fund	182,884	191,487	204,309
CrossingBridge Ultra-Short Duration Fund	138,941	125,503	99,966
RiverPark Strategic Income Fund	—	—	—

59

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
(5)	Distribution and Shareholder Servicing Plans
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the CrossingBridge Low Duration High Income Fund (the “Fund”), which authorizes the Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets of the Fund’s Retail Class Shares for services to prospective Fund shareholders and distribution of Fund shares. The Fund incurred no fees pursuant to the 12b-1 Plan during the fiscal year ended September 30, 2024 as the Retail Class was not operational during the year.
The Trust has adopted a 12b-1 Plan on behalf of the RiverPark Strategic Income Fund, which authorizes the Fund to pay the Distributor a distribution fee of up to 0.25% of the Fund’s average daily net assets of the Fund’s Retail Class Shares for services to prospective Fund shareholders and distribution of Fund shares. The RiverPark Strategic Income Fund Retail Class Shares incurred $66,100 of fees pursuant to the 12b-1 Plan during the fiscal year ended September 30, 2024 and owes $16,762 of fees related to the 12b-1 Plan as of September 30, 2024.
The Mutual Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the applicable Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of the applicable Fund’s average daily net assets. Each Mutual Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred for the Mutual Funds pursuant to the Shareholder Servicing Plan during the fiscal year ended September 30, 2024, as well as the fees owed as of September 30, 2024.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$560,053	$79,468
CrossingBridge Responsible Credit Fund	34,250	15,601
CrossingBridge Ultra-Short Duration Fund	114,869	4,262
RiverPark Strategic Income Fund	459,144	15,830

(6)	Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds and provides pricing services to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the fiscal year ended September 30, 2024, and owed as of September 30, 2024, are as follows:

Fund Administration, Accounting and Pricing	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$404,741	$110,846
CrossingBridge Responsible Credit Fund	83,000	19,560
CrossingBridge Ultra-Short Duration Fund	92,812	27,197
RiverPark Strategic Income Fund	240,859	60,855

Transfer Agency	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$182,182	$45,854
CrossingBridge Responsible Credit Fund	27,842	7,381
CrossingBridge Ultra-Short Duration Fund	37,138	9,113
RiverPark Strategic Income Fund	76,460	19,311

60

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)

Custody	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$74,468	$13,420
CrossingBridge Responsible Credit Fund	18,021	2,753
CrossingBridge Ultra-Short Duration Fund	18,642	3,116
RiverPark Strategic Income Fund	40,062	6,787

Under the terms of a Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the ETF.
Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.
The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Mutual Funds’ allocation of the Trust’s Chief Compliance Officer fees incurred for the fiscal year ended September 30, 2024, and owed as of September 30, 2024, is as follows:

	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$12,088	$2,783
CrossingBridge Responsible Credit Fund	12,088	2,784
CrossingBridge Ultra-Short Duration Fund	12,088	2,784
RiverPark Strategic Income Fund	12,126	2,773

Under the terms of a Fund Servicing Agreement, the Adviser pays the Chief Compliance Officer fees for the ETF.
The Mutual Funds also have a line of credit with U.S. Bank (See Note 11).
(7)	Capital Share Transactions
Transactions in shares of the Funds were as follows:
CrossingBridge Low Duration High Income Fund

	Year Ended September 30,
	2024	2023
Shares sold	62,878,943	32,117,123
Shares reinvested	5,040,529	3,725,506
Shares redeemed	(24,443,098)	(28,435,351)
Net increase	43,476,374	7,407,278

 CrossingBridge Responsible Credit Fund

	Year Ended September 30,
	2024	2023
Shares sold	2,360,935	965,416
Shares reinvested	238,847	212,032
Shares redeemed	(1,150,708)	(457,163)
Net increase	1,449,074	720,285

61

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
 CrossingBridge Ultra-Short Duration Fund

	Year Ended September 30,
	2024	2023
Shares sold	9,079,720	5,078,593
Shares reinvested	216,956	57,503
Shares redeemed	(1,811,332)	(2,448,647)
Net increase	7,485,344	2,687,449

 CrossingBridge Pre-Merger SPAC ETF

	Year Ended September 30,
	2024	2023
Shares sold	290,000	690,000
Shares reinvested	—	—
Shares redeemed	(270,000)	(590,000)
Net increase	20,000	100,000

 RiverPark Strategic Income Fund – Institutional Class

	Year Ended September 30,
	2024	2023
Shares sold	27,429,641	30,507,810
Shares reinvested	3,508,034	2,311,864
Shares redeemed	(18,873,848)	(10,979,792)
Net increase	12,063,827	21,839,882

 RiverPark Strategic Income Fund – Retail Class

	Year Ended September 30,
	2024	2023
Shares sold	3,482,787	1,317,171
Shares reinvested	221,614	173,909
Shares redeemed	(1,256,075)	(1,424,814)
Net increase	2,448,326	66,266

(8)	Creation and Redemption Transactions
Shares of the CrossingBridge Pre-Merger SPAC ETF are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). The ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the ETF’s total assets minus the ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources

62

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, nonstandard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the ETF will be issued to such authorized participant notwithstanding the fact that the ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ETF for losses, if any.
(9)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended September 30, 2024 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Income Fund	$899,152,502	$691,291,308
CrossingBridge Responsible Credit Fund	45,260,571	39,792,576
CrossingBridge Ultra-Short Duration Fund	112,304,185	87,632,066
CrossingBridge Pre-Merger SPAC ETF	67,840,042	61,352,153
RiverPark Strategic Income Fund	485,835,651	394,723,982

The above purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the year ended September 30, 2024, the CrossingBridge Pre-Merger SPAC had $30,200 of creations in-kind and $1,083,851 of redemptions in-kind.
There were no long-term purchases or sales of U.S. government securities in the Funds other than purchases and sales of $17,934,220 and $0, respectively, in the RiverPark Strategic Income Fund.
(10)	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At September 30, 2024, Charles Schwab & Co., Inc., for the benefit of its customers, held 60.36% of the CrossingBridge Low Duration High Income Fund, 62.92% of the CrossingBridge Responsible Credit Fund, 71.46% of the CrossingBridge Pre-Merger SPAC ETF, and 51.00% of the RiverPark Strategic Income Fund, respectively. National Financial Services LLC, for the benefit of its customers, held 66.74% of the CrossingBridge Ultra-Short Duration Fund and 40.43% of the RiverPark Strategic Income Fund at September 30, 2024.

63

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
(11)	Line of Credit
The CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and RiverPark Strategic Income Fund (“Borrowing Funds”) and U.S. Bank, N.A. have entered into an umbrella line of credit agreement in the amount of up to $75,000,000, which matures on August 2, 2025. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Borrowing Funds. The maximum borrowing can not exceed 20% of the gross market value or 33.33% of the net market value of a Borrowing Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which was 8% as of September 30, 2024. The following table provides information regarding usage of the line of credit for the Funds for the fiscal year ended September 30, 2024. The CrossingBridge Low Duration High Income Fund did not draw on the line of credit during the fiscal year ended September 30, 2024.

	Days Utilized	Average Amount of Borrowing	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
CrossingBridge Responsible Credit Fund	1	$402,000	$95	$402,000	9/4/2024
CrossingBridge Ultra-Short Duration Fund	1	$463,000	$109	$463,000	4/23/2024
RiverPark Strategic Income Fund	1	$7,614,000	$1,798	$7,614,000	4/23/2024

*	Interest expense is reported on the Statements of Operations.
(12)	Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On October 29, 2024, the CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and RiverPark Strategic Income Fund declared and paid an income distribution of $4,881,947, $620,763, $205,071 and $2,444,738 respectively, to their Institutional Class shareholders of record on October 28, 2024. The RiverPark Strategic Income Fund also made a distribution to its Retail Class shareholders on these same dates for $252,983.
On October 18, 2024 the CrossingBridge Low Duration High Yield Fund changed its name to the CrossingBridge Low Duration High Income Fund (the “Fund”). In connection with the name change, the Fund incorporated into its principal investment strategies a revised investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in portfolios of income producing fixed income securities. The addition of this investment policy did not result in any material changes to the Adviser’s management of the Fund’s portfolio.
In addition, effective October 31, 2024, Retail Class shares of the Fund became available for purchase.
(13)	Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Funds.

64

CROSSINGBRIDGE FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of CrossingBridge Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options, securities sold short, and forward currency exchange contracts, of CrossingBridge Funds comprising the funds listed below (the “Funds”), each a series of Trust for Professional Managers, as of September 30, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
CrossingBridge Low Duration High Income Fund (formerly known as CrossingBridge Low Duration High Yield Fund) and RiverPark Strategic Income Fund	For the year ended September 30, 2024	For the years ended September 30, 2024, and 2023	For the years ended September 30, 2024, 2023, 2022, 2021, and 2020
CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund	For the year ended September 30, 2024	For the years ended September 30, 2024, and 2023	For the years ended September 30, 2024, 2023, and 2022, and for the period from June 30, 2021 (commencement of operations) through September 30, 2021
CrossingBridge Pre-Merger SPAC ETF	For the year ended September 30, 2024	For the years ended September 30, 2024, and 2023	For the years ended September 30, 2024, 2023, and 2022, and for the period from September 20, 2021 (commencement of operations) through September 30, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodians, agent banks, and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Funds advised by CrossingBridge Advisors, LLC since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 27, 2024

65

CROSSINGBRIDGE FUNDS
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 15, 2024 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund, CrossingBridge Responsible Credit Fund, RiverPark Strategic Income Fund and CrossingBridge Pre-Merger SPAC ETF (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and CrossingBridge Advisors, LLC (“CrossingBridge”), the Fund’s investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 20, 2024 (the “June 20, 2024 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and total and net annual fund operating expense ratios of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2024.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of David K. Sherman, Lead Portfolio Manager for each of the Funds, T. Kirk Whitney, Assistant Portfolio Manager for each of the Funds, and Spencer Rolfe, Assistant Portfolio Manager for the RiverPark Strategic Income Fund, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under each applicable Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Institutional Class shares of each of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund, CrossingBridge Responsible Credit Fund and RiverPark Strategic Income Fund, and the performance of the CrossingBridge Pre-Merger SPAC ETF (net asset value returns) for the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2024, as applicable.

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CROSSINGBRIDGE FUNDS
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to each Fund’s primary benchmark index (the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index for the CrossingBridge Low Duration High Income Fund, the ICE BofA 0-1 Year U.S. Corporate Index for the CrossingBridge Ultra-Short Duration Fund, the ICE BofA U.S. High Yield Index for the CrossingBridge Responsible Credit Fund, the ICE BofA U.S. High Yield Index for the RiverPark Strategic Income Fund and the ICE BofA 0-3 Year U.S. Treasury Index for the CrossingBridge Pre-Merger SPAC ETF) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end high yield bond, nontraditional bond, multisector bond and global bond funds for the CrossingBridge Low Duration High Income Fund, a peer group of U.S. open-end short-term bond, high yield bond and ultrashort bond funds for the CrossingBridge Ultra-Short Duration Fund, a peer group of U.S. open-end high yield bond, multisector bond, nontraditional bond and preferred stock funds for the CrossingBridge Responsible Credit Fund, a peer group of U.S. high yield bond, bank loan, multisector bond and nontraditional bond funds for the RiverPark Strategic Income Fund and a peer group of U.S. financial, health and event-driven exchange-traded funds for the CrossingBridge Pre-Merger SPAC ETF) (each, a “Barrington Cohort”). The Trustees noted that the Adviser sub-advises a mutual fund and manages its segment of the mutual fund’s portfolio with investment strategies substantially similar to that of the CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund, as applicable. The Trustees also noted that the Adviser did not manage any other accounts with the same or similar investment strategies as any of the CrossingBridge Ultra-Short Duration Fund, CrossingBridge Responsible Credit Fund, or CrossingBridge Pre-Merger SPAC ETF.
The Trustees noted the CrossingBridge Low Duration High Income Fund’s performance for Institutional Class shares for the quarter, three-year and five-year periods ended March 31, 2024 was above the Barrington Cohort average. The Trustees noted the CrossingBridge Low Duration High Income Fund’s performance for Institutional Class shares for the one-year period ended March 31, 2024 was below the Barrington Cohort average. The Trustees noted that for the one-year and since-inception periods ended March 31, 2024, the Institutional Class shares of the CrossingBridge Low Duration High Income Fund had underperformed the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index. The Trustees noted that for the quarter, three-year and five-year periods ended March 31, 2024, the Institutional Class shares of the CrossingBridge Low Duration High Income Fund had outperformed the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index.
The Trustees noted the CrossingBridge Ultra Short Duration Fund’s performance for Institutional Class shares for the one-year period ended March 31, 2024 was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year, and since-inception periods ended March 31, 2024, the Institutional Class shares of the CrossingBridge Ultra Short Duration Fund had outperformed the ICE BofA 0-1 Year U.S. Corporate Index.
The Trustees noted the CrossingBridge Responsible Credit Fund’s performance for Institutional Class shares for the one-year period ended March 31, 2024 was below the Barrington Cohort average. The Trustees noted that for the one-year period ended March 31, 2024, the Institutional Class shares of the CrossingBridge Responsible Credit Fund had underperformed the ICE BofA U.S. High Yield Index. The Trustees noted that for the quarter and since inception periods ended March 31, 2024, the Institutional Class shares of the CrossingBridge Responsible Credit Fund had outperformed the ICE BofA U.S. High Yield Index.
The Trustees noted the RiverPark Strategic Income Fund’s performance for Institutional Class shares for the one-year, three-year, five-year and ten-year periods ended March 31, 2024 was above the Barrington Cohort average. The Trustees noted that for the one-year, ten-year and since inception periods ended March 31, 2024, the Institutional Class shares of the RiverPark Strategic Income Fund had underperformed the ICE BofA U.S. High Yield Index. The Trustees noted that for the quarter, three-year, and five-year periods ended March 31, 2024, the Institutional Class shares of the RiverPark Strategic Income Fund had outperformed the ICE BofA U.S. High Yield Index.
The Trustees noted the CrossingBridge Pre-Merger SPAC ETF’s performance for the one-year period ended March 31, 2024 was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year and since inception periods ended March 31, 2024, the CrossingBridge Pre-Merger SPAC ETF had outperformed the ICE BofA 0-3 Year U.S. Treasury Index.

67

CROSSINGBRIDGE FUNDS
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees took into consideration that the management fee for the CrossingBridge Pre-Merger SPAC ETF was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain excluded expenses. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to the Barrington Cohort, as well as any fee waivers and expense reimbursements of the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information, noting that the Adviser had provided substantial subsidies for each of the CrossingBridge Low Duration High Income Fund’s, CrossingBridge Ultra-Short Duration Fund’s, and CrossingBridge Responsible Credit Fund’s operations since inception and has not yet fully recouped those subsidies. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under each applicable Advisory Agreement and the expense subsidization undertaken by the Adviser with respect to each applicable Fund, as well as each Funds’ brokerage practices and use of soft dollars by the Adviser. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 20, 2024 meeting and the August 15, 2024 meeting at which each applicable Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the CrossingBridge Low Duration High Income Fund’s contractual management fee of 0.65% was below the Barrington Cohort average of 0.66%. The Trustees noted that the CrossingBridge Low Duration High Income Fund was operating at its expense cap of 0.90% (including shareholder servicing plan fees) for Institutional Class shares. The Trustees observed that the CrossingBridge Low Duration High Income Fund’s total expense ratio (including expense recoupments and shareholder servicing plan fees) of 0.90% for Institutional Class shares was above the Barrington Cohort average of 0.83%. The Trustees also compared the fees paid by the CrossingBridge Low Duration High Income Fund to the sub-advisory fees paid to the Adviser by the sub-advised mutual fund with a substantially similar investment strategy.
The Trustees noted that the CrossingBridge Ultra-Short Duration Fund’s contractual management fee of 0.65% was above the Barrington Cohort average of 0.35%. The Trustees noted that the CrossingBridge Ultra-Short Duration Fund was operating above its expense cap of 0.90% (including shareholder servicing plan fees) for Institutional Class shares. The Trustees observed that the CrossingBridge Ultra-Short Duration Fund’s total expense ratio (net of fee waivers and expense reimbursements and including shareholder servicing plan fees) of 0.90% for Institutional Class shares was above the Barrington Cohort average of 0.47%.
The Trustees noted that the CrossingBridge Responsible Credit Fund’s contractual management fee of 0.65% was above the Barrington Cohort average of 0.62%. The Trustees noted that the CrossingBridge Responsible Credit Fund was operating above its expense cap of 0.90% (including shareholder servicing plan fees) for Institutional Class shares. The Trustees observed that the CrossingBridge Responsible Credit Fund’s total expense ratio (net of fee waivers and expense reimbursements and including shareholder servicing plan fees) of 0.90% for Institutional Class shares was above the Barrington Cohort average of 0.83%.
The Trustees noted that the RiverPark Strategic Income Fund’s contractual management fee of 0.65% was below the Barrington Cohort average of 0.67%. The Trustees noted that the RiverPark Strategic Income Fund was operating above its expense cap of 0.93% (including shareholder servicing plan fees) for Institutional Class shares. The Trustees observed that the RiverPark Strategic Income Fund’s total expense ratio (net of fee waivers and expense reimbursements and including shareholder servicing plan fees and interest expense and dividends on short positions) of 0.97% for Institutional Class shares was above the Barrington Cohort average of 0.88%. The Trustees also compared the fees paid by the RiverPark Strategic Income Fund to the sub-advisory fees paid to the Adviser by the sub-advised mutual fund with a substantially similar investment strategy.

68

CROSSINGBRIDGE FUNDS
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
The Trustees noted that the CrossingBridge Pre-Merger SPAC ETF’s contractual management fee of 0.80% was below the Barrington Cohort average of 0.91%. The Trustees observed that the CrossingBridge Pre-Merger SPAC ETF’s unitary fee structure limits the Fund’s total expense ratio to 0.80% and such expense ratio was below the Barrington Cohort average of 0.88%.
The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring each of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund, RiverPark Strategic Income Fund and CrossingBridge Pre-Merger SPAC ETF were not excessive, and while the CrossingBridge Responsible Credit Fund was not yet profitable to the Adviser, the Adviser maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business, despite subsidizing the operations of the CrossingBridge Responsible Credit Fund.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers, expense reimbursements and actual or potential recoupments by the Adviser with respect to the Funds. The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of each applicable Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of each applicable Advisory Agreement for an additional one-year term ending August 31, 2025 as being in the best interests of each Fund and its shareholders.

69

Tax Information (Unaudited)
For the fiscal year or period ended September 30, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

CrossingBridge Low Duration High Income Fund	0.00%
CrossingBridge Responsible Credit Fund	0.00%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	13.33%
RiverPark Strategic Income Fund	0.00%

For the fiscal year or period ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

CrossingBridge Low Duration High Income Fund	1.53%
CrossingBridge Responsible Credit Fund	1.19%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	0.00%
RiverPark Strategic Income Fund	1.56%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year or period ended September 30, 2024 were as follows:

CrossingBridge Low Duration High Income Fund	1.53%
CrossingBridge Responsible Credit Fund	1.19%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	0.00%
RiverPark Strategic Income Fund	1.48%

70

CROSSINGBRIDGE FUNDS

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road, Suite 220
Pleasantville, New York 10570
Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212
Distributors	Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a) for compensation information related to the CrossingBridge mutual funds. For the CrossingBridge Pre-Merger SPAC ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed December 10, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	12/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	12/3/2024

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima Principal Financial Officer

Date	12/3/2024

* Print the name and title of each signing officer under his or her signature.